OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

Evergreen International Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for five of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, and Evergreen Precious Metals Fund, for the year ended October 31, 2005. These five series have October 31 fiscal year end.

Date of reporting period: October 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Emerging Markets Growth Fund

Evergreen

EMERGING MARKETS GROWTH FUND

Annual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of
Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Emerging Markets Growth Fund, which covers the twelve-month period ended October 31, 2005.

During the past year, the financial markets were presented with a variety of challenges. Questions about the sustainability of economic growth, tighter monetary policy, surging energy prices, the terrorist bombings in London and credit downgrades in the auto sector at times all weighed heavily on market sentiment. If all that wasn’t enough to sufficiently rattle investors, hurricanes devastated the gulf region. It is in times such as these when the importance of proper asset allocation cannot be overstated, and we continue to recommend exposure to the global markets. By including an international component, such as those funds available in Evergreen International Trust, we believe investors will be able to minimize volatility while contributing to the performance of their long-term, diversified portfolios.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth more normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in early autumn.

Having already anticipated the potential for rising inflation, the Federal Reserve maintained its

1

LETTER TO SHAREHOLDERS continued

“measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often confused the markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Indeed, even as the yield curve continued to flatten, we concluded that long-term pricing pressures, despite energy, were insufficient to halt the expansion. As a result, we continued to view monetary policy as one of less stimulation, rather than more restriction, for the U.S. economy.

While the major domestic market indexes often struggled to find their footing, many international markets performed well over the past year, and our portfolio teams worked diligently to identify the best opportunities for our investors. The theme for global growth resonated in Evergreen Emerging Markets Growth Fund, as an emphasis on energy and materials contributed positively to the portfolio, and the managers for Evergreen Global Large Cap Equity Fund employed a similar strategy over the past twelve months. Country-specific themes played a significant role in Evergreen Global Opportunities Fund, as investments in Japan and the Netherlands proved beneficial. Japan’s overweight position was also evident in the performance of Evergreen International Equity Fund. Excess global liquidity and the heightened fears of terror increased demand for gold and the portfolio managers of Evergreen Precious Metals Fund attempted to position the portfolio accordingly. Finally, the investment managers of Evergreen International Bond Fund focused their efforts on identifying markets with little interest rate risk that offered attractive yields, and exposure to the United Kingdom, South Africa, Sweden, Mexico, Canada helped drive performance.

We encourage long-term investors to diversify globally, in an attempt to pursue improved growth prospects while attempting to minimize overall portfolio risk.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investment.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Liu-Er Chen, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

Average annual return*

1-year with sales charge	23.26%	24.90%	28.86%	N/A

1-year w/o sales charge	30.79%	29.90%	29.86%	31.12%

5-year	12.92%	13.24%	13.45%	14.61%

10-year	7.47%	7.31%	7.32%	8.43%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International Emerging Markets Index (MSCI EM) and the Consumer Price Index (CPI).

The MSCI EM is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 30.79% for the twelve-month period ended October 31, 2005, excluding any applicable sales charges. During the same period, the Morgan Stanley Capital International Emerging Markets Index (MSCI EM) returned 34.34%.

The fund seeks long-term capital growth.

Emerging market stock prices surged during the fiscal year, driven by persistent global economic expansion, low interest rates and a weak U.S. dollar for most of the period. While rising raw material prices helped the economies of many nations, the accelerating increases in oil and natural gas prices for much of the period provided an added boost to the economies of those nations with large energy resources. Although the fund performed well in absolute terms, it slightly lagged the return of the MSCI EM, primarily because of its underweight position in South Africa in the final two months of 2004, when South African stocks rallied.

Our overweight position in the energy sector, which grew due to skyrocketing energy prices, and our selection of basic materials stocks supported performance substantially. We emphasized emerging Eastern European economies, most notably Russia, where there were many companies with low valuations because of investor unease over the national government’s actions against the management of Yukos, a major energy company. However, investors later were attracted by the strong fundamentals of Russian energy companies and they regained confidence in the Russian market. Against a backdrop of rising world oil prices, our overweight position in Lukoil, the largest oil company in Russia, supported results, as did our investments in Eastern European energy companies such as Transneft of Russia and MOL Magyar of Hungary. Other investments that helped support performance included: LG Household and Health Care, a diversified South Korean consumer products company, Banco Bradesco, a Brazilian bank; Turkiye Is Bankasi, a Turkish banking corporation; and Cimento Sanyai Ve Ticaret, a Turkish materials corporation.

The combination of an underweight position in South Africa and stock selection within that country during the first two months of the fiscal year held back results. While South Korea was one of the better performing emerging markets, our focus on companies with strong fundamentals did not help during a year in which many of the better performing stocks were driven by short-term momentum. For example, our overweight positions in SK Telecom, a major telecommunications service provider, and GS Holdings, a refining company, both underperformed the market. Conversely, our underweighting of Hyundai Motor Co., and South Korean industrial company, detracted from results as they both performed well. Other investments that held back results included C.J. Corp of South Korea and Uni-President Enterprises of Taiwan, two consumer staples companies that lagged the overall market in performance.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,175.46	$ 10.86
Class B	$ 1,000.00	$ 1,172.26	$ 14.67
Class C	$ 1,000.00	$ 1,171.76	$ 14.67
Class I	$ 1,000.00	$ 1,177.70	$ 9.22
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.22	$ 10.06
Class B	$ 1,000.00	$ 1,011.70	$ 13.59
Class C	$ 1,000.00	$ 1,011.70	$ 13.59
Class I	$ 1,000.00	$ 1,016.74	$ 8.54

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.98% for Class A, 2.68% for Class B, 2.68% for Class C and 1.68% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 12.60	$ 11.14	$ 7.51	$ 6.72	$ 8.56

Income from investment operations
Net investment income (loss)	0.11[1]	0.01[1]	0.05[1]	0.01[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	3.77	1.58	3.58	0.78[2]	(1.82)

Total from investment operations	3.88	1.59	3.63	0.79	(1.84)

Distributions to shareholders from
Net investment income	0	(0.13)	0	0	0

Net asset value, end of period	$ 16.48	$ 12.60	$ 11.14	$ 7.51	$ 6.72

Total return[3]	30.79%	14.39%	48.34%	11.76%	(21.50%)

Ratios and supplemental data
Net assets, end of period (thousands)	$37,108	$29,040	$28,708	$19,302	$3,949
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.96%	2.07%	1.83%	1.79%	2.35%
Expenses excluding waivers/reimbursements
and expense reductions	2.05%	2.12%	2.23%	2.28%	2.35%
Net investment income (loss)	0.73%	0.07%	0.55%	0.14%	(0.26%)
Portfolio turnover rate	86%	61%	87%	89%	45%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[3] Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.84	$10.48	$ 7.11	$ 6.41	$ 8.22

Income from investment operations
Net investment income (loss)	0.01[1]	(0.07)[1]	(0.02)[1]	(0.05)[1]	(0.07)[1]
Net realized and unrealized gains or losses on investments	3.53	1.50	3.39	0.75[2]	(1.74)

Total from investment operations	3.54	1.43	3.37	0.70	(1.81)

Distributions to shareholders from
Net investment income	0	(0.07)	0	0	0

Net asset value, end of period	$15.38	$11.84	$10.48	$ 7.11	$ 6.41

Total return[3]	29.90%	13.66%	47.40%	10.92%	(22.02%)

Ratios and supplemental data
Net assets, end of period (thousands)	$6,810	$5,071	$4,889	$3,616	$1,690
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.66%	2.77%	2.55%	2.63%	3.10%
Expenses excluding waivers/reimbursements
and expense reductions	2.75%	2.82%	2.95%	3.12%	3.10%
Net investment income (loss)	0.08%	(0.62%)	(0.19%)	(0.64%)	(0.98%)
Portfolio turnover rate	86%	61%	87%	89%	45%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[3] Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.82	$10.48	$ 7.11	$ 6.42	$ 8.23

Income from investment operations
Net investment income (loss)	0[1]	(0.07)[1]	(0.03)[1]	(0.04)[1]	(0.07)[1]
Net realized and unrealized gains or losses on investments	3.53	1.49	3.40	0.73[2]	(1.74)

Total from investment operations	3.53	1.42	3.37	0.69	(1.81)

Distributions to shareholders from
Net investment income	0	(0.08)	0	0	0

Net asset value, end of period	$ 15.35	$11.82	$10.48	$ 7.11	$ 6.42

Total return[3]	29.86%	13.66%	47.40%	10.75%	(21.99%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,283	$7,860	$5,849	$2,950	$ 527
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.66%	2.77%	2.58%	2.57%	3.10%
Expenses excluding waivers/reimbursements
and expense reductions	2.75%	2.82%	2.98%	3.06%	3.10%
Net investment income (loss)	0.03%	(0.61%)	(0.32%)	(0.54%)	(0.96%)
Portfolio turnover rate	86%	61%	87%	89%	45%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[3] Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 12.90	$ 11.39	$ 7.66	$ 6.83	$ 8.67

Income from investment operations
Net investment income (loss)	0.17[2]	0.05[2]	0.08[2]	0.03[2]	0[2]
Net realized and unrealized gains or losses on investments	3.84	1.62	3.65	0.80[3]	(1.84)

Total from investment operations	4.01	1.67	3.73	0.83	(1.84)

Distributions to shareholders from
Net investment income	(0.01)	(0.16)	0	0	0

Net asset value, end of period	$ 16.90	$ 12.90	$ 11.39	$ 7.66	$ 6.83

Total return	31.12%	14.80%	48.69%	12.15%	(21.22%)

Ratios and supplemental data
Net assets, end of period (thousands)	$324,654	$219,548	$170,243	$136,714	$34,178
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.66%	1.76%	1.54%	1.55%	2.10%
Expenses excluding waivers/reimbursements
and expense reductions	1.75%	1.81%	1.94%	2.04%	2.10%
Net investment income (loss)	1.08%	0.37%	0.88%	0.34%	0.02%
Portfolio turnover rate	86%	61%	87%	89%	45%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2005

	Country	Shares	Value

COMMON STOCKS 91.9%
CONSUMER DISCRETIONARY 4.3%
Hotels, Restaurants & Leisure 1.4%
Genting Berhad	Malaysia	300,000	$1,638,072
Hong Kong & Shanghai Hotels, Ltd.	Hong Kong	1,500,000	1,518,496
Indian Hotels Co., Ltd., GDR	India	142,600	2,360,288

			5,516,856

Household Durables 1.4%
Consorcio ARA SA de CV *	Mexico	500,000	1,846,081
LG Electronics, Inc.	South Korea	30,000	1,961,567
Turkiye Sise Ve Cam Fabrikalari AS	Turkey	500,000	1,436,415

			5,244,063

Media 0.8%
Grupo Televisa SA de CV, ADR	Mexico	40,000	2,924,000

Specialty Retail 0.7%
Edaran Otomobil Nasional Berhad	Malaysia	700,000	615,778
Edgars Consolidated Stores, Ltd.	South Africa	150,000	665,782
JD Group, Ltd.	South Africa	120,000	1,281,300

			2,562,860

CONSUMER STAPLES 8.5%
Beverages 0.9%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	50,000	3,399,500

Food & Staples Retailing 1.9%
C.P. 7- Eleven Public Co., Ltd.	Thailand	11,231,000	1,652,428
Companhia Brasileira de Distribuicao SA, ADR	Brazil	60,000	1,653,600
Massmart Holdings, Ltd.	South Africa	14,420	111,143
Shoprite Holdings, Ltd.	South Africa	700,000	1,635,469
Wal-Mart de Mexico SA de CV *	Mexico	406,588	1,979,714

			7,032,354

Food Products 4.0%
Astra Argo Lestari	Indonesia	1,418,500	754,023
Charoen Pokphand Foods Public Co., Ltd.	Thailand	16,000,000	2,059,833
CJ Corp.	South Korea	60,000	4,251,779
Cresud S.A.C.I.F.	Argentina	100,000	1,099,000
Kuala Lumpur Kepong Berhad	Malaysia	750,000	1,560,124
Lotte Confectionery Co., Ltd.	South Korea	1,500	1,436,948
Uni-President Enterprises Corp.	Taiwan	10,000,000	3,851,214

			15,012,921

Household Products 0.7%
LG Household & Health Care, Ltd.	South Korea	50,000	2,745,061

Personal Products 0.5%
Amorepacific Corp.	South Korea	6,500	1,937,027

Tobacco 0.5%
Eastern Tobacco Co.	Egypt	48,000	1,912,761

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
ENERGY 15.4%
Energy Equipment & Services 0.4%
China Oilfield Services, Ltd.	China	4,000,000	$1,470,991

Oil, Gas & Consumable Fuels 15.0%
China Petroleum & Chemical Corp.	China	3,500,000	1,405,974
China Petroleum & Chemical Corp., ADR	China	50,000	2,012,500
CNOOC, Ltd., ADR	Hong Kong	40,000	2,628,000
Hindustan Petroleum Corp., Ltd.	India	150,000	985,605
Mol Magyar Olaj-es Gazipari, GDR	Hungary	25,000	2,306,250
OAO Gazprom, ADR	Russia	55,000	3,251,225
OAO LUKOIL, ADR	Russia	210,000	11,582,791
OAO YUKOS Oil Co., ADR *	Russia	50,000	227,500
Oil & Natural Gas Corp., Ltd.	India	140,000	2,877,732
Petrobras Energia Participaciones SA *	Argentina	900,000	1,331,445
PetroChina Co., Ltd., ADR	China	33,000	2,532,090
Petroleo Brasileiro SA, ADR	Brazil	115,000	7,348,500
Polskie Gornictwo Naftowe i Gazownictwo SA *	Poland	960,000	1,048,117
PTT Exploration & Production plc	Thailand	350,000	3,604,708
PTT Public Co., Ltd.	Thailand	225,000	1,213,830
Reliance Industries, Ltd.	India	280,000	4,757,036
Reliance Industries, Ltd., GDR 144A	India	130,000	4,361,500
SK Corp.	South Korea	70,000	3,598,507

			57,073,310

FINANCIALS 14.2%
Commercial Banks 10.8%
ABSA Group, Ltd.	South Africa	68,000	900,444
Akbank T.A.S.	Turkey	200,000	1,244,096
Banco Bradesco SA, ADR	Brazil	65,000	3,372,850
Banco Nossa Caixa NPV *	Brazil	50,000	828,889
BANCOLOMBIA SA, ADR	Colombia	70,000	1,659,000
Bank Hapoalim, Ltd.	Israel	400,000	1,531,616
Bank Leumi Le-Israel BM	Israel	500,000	1,632,100
Bank Muscat SAOG, GDR *	Oman	25,000	625,000
Bank of the Philippine Islands	Philippines	1,100,000	1,042,045
China Construction Bank Corp. *	China	7,000,000	2,122,033
Credicorp, Ltd.	Bermuda	86,200	2,267,060
First Financial Holding Co., Ltd. *	Taiwan	350,000	235,269
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	171,059	1,458,768
Grupo Financiero Galicia SA, ADR *	Argentina	100,000	772,000
Komercni Banka AS	Czech Republic	15,000	2,102,106
Kookmin Bank	South Korea	60,687	3,481,988
Malayan Banking Berhad	Malaysia	600,000	1,841,694
Metropolitan Bank & Trust Co.	Philippines	1,322,700	627,332
Nedcor, Ltd.	South Africa	160,000	2,035,366
PT Bank Mandiri (Persero)	Indonesia	14,000,000	1,829,373
Sberbank RF	Russia	1,920	1,706,495

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Standard Bank Group, Ltd.	South Africa	300,000	$3,088,409
Turkiye Is Bankasi AS	Turkey	550,000	3,812,805
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	15,000	784,500

			41,001,238

Diversified Financial Services 0.3%
AFK Sistema, GDR *	Russia	40,000	895,290

Insurance 2.2%
Cathay Financial Holding Co., Ltd.	Taiwan	1,600,000	2,817,364
Old Mutual plc	United Kingdom	1,000,000	2,330,784
Sanlam, Ltd.	South Africa	900,000	1,654,476
Shin Kong Financial Holding Co., Ltd.	Taiwan	2,146,117	1,548,490

			8,351,114

Real Estate 0.9%
Cathay Real Estate Development Co., Ltd. *	Taiwan	6,000,000	1,830,415
IRSA-Inversiones y Representaciones SA *	Argentina	76,300	882,791
New World China Land, Ltd. *	Hong Kong	2,500,000	808,215

			3,521,421

HEALTH CARE 0.2%
Pharmaceuticals 0.2%
Pliva, Inc., GDR	Croatia	50,000	662,500

INDUSTRIALS 6.3%
Airlines 0.0%
China Eastern Airline Corp., Ltd.	China	400,000	55,901

Commercial Services & Supplies 0.1%
51job, Inc., ADR *	Cayman Islands	41,300	530,705

Construction & Engineering 0.3%
Tae Young Corp.	South Korea	25,000	958,400

Industrial Conglomerates 2.5%
Barloworld, Ltd.	South Africa	100,000	1,563,843
Far Eastern Textile, Ltd.	Taiwan	4,500,000	2,628,381
GS Holdings Corp. *	South Korea	170,000	3,902,648
Sime Darby Berhad	Malaysia	800,000	1,313,526

			9,408,398

Machinery 1.1%
Hyundai Heavy Industries Co., Ltd.	South Korea	38,000	2,482,565
Samsung Heavy Industries Co., Ltd.	South Korea	141,230	1,803,897

			4,286,462

Marine 0.5%
Malaysia International Shipping Corp.	Malaysia	800,000	2,012,991

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.1%
Samsung Corp.	South Korea	250,000	$4,117,300

Transportation Infrastructure 0.7%
Jiangsu Expressway Co., Ltd.	China	3,000,000	1,587,124
Sichuan Expressway Co., Ltd.	Hong Kong	6,500,000	863,194

			2,450,318

INFORMATION TECHNOLOGY 12.3%
Communications Equipment 0.3%
Radware, Ltd. *	Israel	60,000	1,104,600

Computers & Peripherals 1.9%
Asustek Computer, Inc.	Taiwan	1,144,000	3,011,212
Benq Corp.	Taiwan	83,700	76,814
Inventec Corp.	Taiwan	5,150,000	2,451,391
Quanta Computer, Inc.	Taiwan	1,300,149	1,803,142

			7,342,559

Electronic Equipment & Instruments 0.4%
Hon Hai Precision Industry Co., Ltd.	Taiwan	309,704	1,343,782

Internet Software & Services 0.5%
Sohu.com, Inc. *	United States	60,000	908,400
Webzen, Inc., ADR *	South Korea	160,000	1,104,000

			2,012,400

Semiconductors & Semiconductor Equipment 9.2%
Advanced Semiconductor Engineering, Inc., ADR *	Taiwan	150,001	459,002
ASE Test, Ltd. *	Singapore	290,000	1,600,800
MediaTek, Inc.	Taiwan	249,600	2,164,804
Samsung Electronics Co., Ltd.	South Korea	28,550	15,221,872
Semiconductor Manufacturing International Corp., ADR *	Cayman Islands	180,000	1,215,000
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,185,402	3,418,172
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	500,000	4,040,000
United Microelectronics Corp.	Taiwan	8,198,810	4,420,670
VIA Technologies, Inc. *	Taiwan	4,500,000	2,359,403

			34,899,723

MATERIALS 11.8%
Chemicals 0.3%
Formosa Chemicals & Fibre Corp.	Taiwan	750,000	1,202,268

Construction Materials 2.0%
Cemex SA de CV, ADR	Mexico	110,000	5,727,700
Gujarat Ambuja Cements, Ltd.	India	1,000,000	1,527,119
Lafarge Malayan Cement Berhad	Malaysia	2,000,000	293,415

			7,548,234

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 9.5%
Aneka Tambang	Indonesia	6,000,000	$1,528,868
Anglo American Platinum Corp.	South Africa	20,405	1,178,540
Anglo American plc, ADR	United Kingdom	70,000	2,088,100
AngloGold Ashanti, Ltd., ADR	South Africa	70,000	2,737,000
China Steel Corp.	Taiwan	2,250,000	1,778,019
Companhia Vale do Rio Doce, ADR	Brazil	57,500	2,376,475
Compania de Minas Buenaventura SA, ADR	Peru	30,000	773,100
Evraz Group SA, GDR 144A	Luxembourg	90,000	1,530,000
Gold Fields, Ltd., ADR	South Africa	175,000	2,310,000
Grupo Mexico SA de CV	Mexico	2,750,000	5,304,991
Harmony Gold Mining Co., Ltd., ADR *	South Africa	90,000	940,500
Hindalco Industries, Ltd.	India	600,000	1,522,764
Impala Platinum Holdings, Ltd.	South Africa	20,000	2,180,154
JSC MMC Norilsk Nickel, ADR	Russia	30,000	2,205,000
Mechel Steel Group AOA *	Russia	35,900	1,051,511
POSCO	South Korea	20,000	4,076,869
Southern Copper Corp.	United States	20,000	1,102,800
Tata Iron & Steel Co., Ltd.	India	150,000	1,131,714

			35,816,405

TELECOMMUNICATION SERVICES 12.0%
Diversified Telecommunication Services 5.7%
China Telecom Corp., Ltd., ADR	China	50,000	1,631,000
Chunghwa Telecom Co., Ltd.	Taiwan	130,955	2,268,141
Compania Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	80,000	1,032,000
Embratel Participacoes SA, ADR *	Brazil	80,000	976,000
KT Corp.	South Korea	129,530	5,210,111
Mahanagar Telephone Nigam, Ltd., ADR	India	90,963	541,230
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.,
ADR	Indonesia	40,000	964,000
Telefonica Data Argentina SA * - +	Argentina	2,800	0
Telefonica de Argentina SA, ADR *	Argentina	76,400	783,100
Telefonos de Mexico SA de CV, ADR	Mexico	140,000	2,825,200
Telekomunikacja Polska SA	Poland	367,854	2,642,086
Telkom SA, Ltd.	South Africa	150,000	2,830,090

			21,702,958

Wireless Telecommunication Services 6.3%
America Movil SA de CV, Ser. L, ADR	Mexico	180,000	4,725,000
China Mobile (Hong Kong), Ltd.	Hong Kong	600,000	2,684,794
China Mobile (Hong Kong), Ltd., ADR	Hong Kong	100,000	2,245,000
China Unicom, Ltd., ADR	Hong Kong	225,000	1,732,500
Mobile Telesystems, ADR	Russia	40,000	1,479,600
MTN Group, Ltd.	South Africa	650,000	4,834,689
SK Telecom Co., Ltd.	South Korea	20,000	3,603,790
Telefonica Moviles Argentina SA * (h) +	Argentina	12,020	0

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Tim Participacoes SA	Brazil	500,000,000	$1,042,222
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	80,000	1,054,400
Vimpel Communications, ADR *	Russia	12,500	500,000

			23,901,995

UTILITIES 6.9%
Electric Utilities 5.8%
CEZ AS	Czech Republic	100,000	2,627,804
Companhia Energetica de Minas Gerais	Brazil	40,000	1,456,000
Companhia Paranaense de Energia, ADR	Brazil	250,000	1,845,000
Korea Electric Power Corp.	South Korea	200,000	6,523,623
RAO Unified Energy System, GDR *	Russia	190,000	6,726,000
Tata Power Co., Ltd.	India	142,000	1,240,953
Zhejiang Southeast Electric Power Co., Ltd.	China	4,000,013	1,504,121

			21,923,501

Gas Utilities 0.4%
Perusahaan Gas Negara	Indonesia	2,600,000	1,389,978

Multi-Utilities 0.2%
YTL Power International Berhad	Malaysia	1,380,200	800,542

Water Utilities 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo,
ADR	Brazil	130,000	2,086,500

Total Common Stocks (cost $267,455,496)			348,159,187

PREFERRED STOCKS 5.8%
CONSUMER STAPLES 0.4%
Food Products 0.4%
Sadia SA	Brazil	600,000	1,482,667

ENERGY 2.2%
Oil, Gas & Consumable Fuels 2.2%
OAO Surgutneftegaz	Russia	4,000,000	2,969,612
OAO Transneft	Russia	1,500	2,402,966
Petroleo Brasileiro SA, ADR	Brazil	50,000	2,868,500

			8,241,078

FINANCIALS 0.6%
Commercial Banks 0.6%
Banco Itau Holding Financeira SA	Brazil	96,000	2,300,160

MATERIALS 1.1%
Metals & Mining 1.1%
Companhia Vale do Rio Doce, ADR	Brazil	106,908	3,944,905
Gerdau SA	Brazil	24,974	338,980

			4,283,885

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

PREFERRED STOCKS continued
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Telemar Norte Leste SA	Brazil	79,981	$2,168,374

UTILITIES 0.9%
Electric Utilities 0.9%
Eletrobas SA, Class B	Brazil	200,000,000	3,457,778

Total Preferred Stocks (cost $9,489,626)			21,933,942

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 * (h)+ (cost $0)	Thailand	103,579	0

SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $7,726,307)	United States	7,726,307	7,726,307

Total Investments (cost $284,671,429) 99.7%			377,819,436
Other Assets and Liabilities 0.3%			1,036,102

Net Assets 100.0%			$378,855,538

*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2005

The following table shows the percent of total long-term investments by geographic location as of October 31, 2005:

South Korea	18.5%	Israel	1.2%
Taiwan	11.8%	Poland	1.0%
Brazil	10.9%	Hungary	0.6%
Russia	9.5%	Bermuda	0.6%
Mexico	8.2%	United States	0.5%
South Africa	8.1%	Egypt	0.5%
India	5.8%	Cayman Islands	0.5%
China	3.9%	Philippines	0.5%
Hong Kong	3.4%	Colombia	0.4%
Malaysia	2.7%	Singapore	0.4%
Thailand	2.3%	Luxembourg	0.4%
Turkey	2.0%	Venezuela	0.3%
Indonesia	1.7%	Peru	0.2%
Argentina	1.3%	Croatia	0.2%
Czech Republic	1.3%	Oman	0.1%
United Kingdom	1.2%
			100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2005:

Energy	18.0%
Financials	15.2%
Materials	13.2%
Telecommunication Services	12.9%
Information Technology	12.6%
Consumer Staples	9.1%
Utilities	8.0%
Industrials	6.4%
Consumer Discretionary	4.4%
Health Care	0.2%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

Assets
Investments in securities, at value (cost $276,945,122)	$370,093,129
Investments in affiliated money market fund, at value (cost $7,726,307)	7,726,307

Total investments	377,819,436
Foreign currency, at value (cost $738,460)	740,084
Receivable for Fund shares sold	997,307
Dividends receivable	604,649
Prepaid expenses and other assets	26,208

Total assets	380,187,684

Liabilities
Payable for securities purchased	1,068,563
Payable for Fund shares redeemed	127,947
Advisory fee payable	10,739
Distribution Plan expenses payable	759
Due to other related parties	1,071
Accrued expenses and other liabilities	123,067

Total liabilities	1,332,146

Net assets	$378,855,538

Net assets represented by
Paid-in capital	$256,862,022
Undistributed net investment income	2,795,350
Accumulated net realized gains on investments	26,048,205
Net unrealized gains on investments	93,149,961

Total net assets	$378,855,538

Net assets consists of
Class A	$37,107,735
Class B	6,810,171
Class C	10,283,351
Class I	324,654,281

Total net assets	$378,855,538

Shares outstanding (unlimited number of shares authorized)
Class A	2,251,286
Class B	442,858
Class C	670,019
Class I	19,206,959

Net asset value per share
Class A	$16.48
Class A—Offering price (based on sales charge of 5.75%)	$17.49
Class B	$15.38
Class C	$15.35
Class I	$16.90

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended October 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $1,079,022)	$8,711,483
Income from affiliate	46,858

Total investment income	8,758,341

Expenses
Advisory fee	4,043,990
Distribution Plan expenses
Class A	96,412
Class B	59,881
Class C	87,867
Administrative services fee	319,123
Transfer agent fees	179,216
Trustees’ fees and expenses	5,057
Printing and postage expenses	36,066
Custodian and accounting fees	943,979
Registration and filing fees	48,046
Professional fees	31,049
Interest expense	1,875
Other	7,930

Total expenses	5,860,491
Less: Expense reductions	(7,061)
Fee waivers and expense reimbursements	(296,263)

Net expenses	5,557,167

Net investment income	3,201,174

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	43,125,905
Foreign currency related transactions	(405,683)

Net realized gains on investments	42,720,222
Net change in unrealized gains or losses on investments	36,827,720

Net realized and unrealized gains or losses on investments	79,547,942

Net increase in net assets resulting from operations	$82,749,116

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2005		2004

Operations
Net investment income		$3,201,174		$680,518
Net realized gains on investments		42,720,222		32,440,873
Net change in unrealized gains or losses
on investments		36,827,720		(2,000,115)

Net increase in net assets resulting from
operations		82,749,116		31,121,276

Distributions to shareholders from
Net investment income
Class A		0		(353,757)
Class B		0		(32,102)
Class C		0		(53,920)
Class I		(204,636)		(2,457,529)

Total distributions to shareholders		(204,636)		(2,897,308)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	599,242	9,193,563	2,148,075	25,968,679
Class B	177,852	2,515,828	260,013	3,065,803
Class C	228,431	3,234,579	479,728	5,581,847
Class I	4,288,800	66,029,947	4,572,346	56,513,366

		80,973,917		91,129,695

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	25,183	291,872
Class B	0	0	2,287	25,045
Class C	0	0	4,082	44,660
Class I	7,087	98,999	94,547	1,119,435

		98,999		1,481,012

Automatic conversion of Class B shares
to Class A shares
Class A	49,498	724,631	65,682	792,029
Class B	(52,853)	(724,631)	(69,771)	(792,029)

		0		0

Payment for shares redeemed
Class A	(702,281)	(10,217,106)	(2,511,924)	(30,156,926)
Class B	(110,488)	(1,530,849)	(230,756)	(2,648,328)
Class C	(223,598)	(3,027,618)	(376,549)	(4,175,220)
Class I	(2,112,561)	(31,505,391)	(2,584,515)	(32,023,029)

		(46,280,964)		(69,003,503)

Net increase in net assets resulting from
capital share transactions		34,791,952		23,607,204

Total increase in net assets		117,336,432		51,831,172
Net assets
Beginning of period		261,519,106		209,687,934

End of period	$ 378,855,538		$ 261,519,106

Undistributed net investment income	$ 2,795,350		$ 196,532

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and dividends paid through share redemptions. During the year ended October 31, 2005, the following amounts were reclassified:

Paid-in capital	$206,975
Undistributed net investment income	(397,720)
Accumulated net realized gains on investments	190,745

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

23

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2005, EIMC waived its advisory fee in the amount of $296,205 and reimbursed other expenses in the amount of $58.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2005, EIS received $10,456 from the sale of Class A shares and $13,905 and $1,465 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $307,337,577 and $272,430,400, respectively, for the year ended October 31, 2005.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $285,381,200. The gross unrealized appreciation and depreciation on securities based on tax cost was $104,352,932 and $11,914,696, respectively, with a net unrealized appreciation of $92,438,236.

As of October 31, 2005, the Fund had $1,580,288 in capital loss carryovers for federal income tax purposes with $744,536 expiring in 2006 and $835,752 expiring in 2009.

24

NOTES TO FINANCIAL STATEMENTS continued

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended October 31, 2005 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized	Capital Loss
Ordinary Income	Capital Gain	Appreciation	Carryovers

$2,795,350	$28,338,264	$92,440,190	$1,580,288

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $204,636 and $2,897,308 of ordinary income for the years ended October 31, 2005 and October 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

25

NOTES TO FINANCIAL STATEMENTS continued

During the year ended October 31, 2005, the Fund had average borrowings outstanding of $70,738 at an average rate of 2.65% and paid interest of $1,875.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring

26

NOTES TO FINANCIAL STATEMENTS continued

offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On December 15, 2005, the Fund declared distributions from net investment income to shareholders of record on December 14, 2005. The per share amounts payable on December 16, 2005 were as follows:

Net
Investment
Income

Class A	$0.1315
Class B	0.0260
Class C	0.0466
Class I	0.1854

These distributions are not reflected in the accompanying financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Emerging Market Growth Fund, a series of Evergreen International Trust, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Emerging Market Growth Fund, as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2005

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2005, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

29

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

30

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

31

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had performance that placed the Fund’s Class A shares in the fourth quintile over recent one-, three-, and five-year periods against similar funds. Representatives of Evergreen noted that the firm was committed to a substantial improvement in the Fund’s investment performance and was in the process of identifying and acquiring new investment management personnel with substantial prior experience in this strategy.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was above the median, but within the range of fees paid by comparable funds.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

32

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564341 12/2005

Evergreen Global Large Cap Equity Fund

Evergreen

GLOBAL LARGE CAP EQUITY FUND

Annual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Global Large Cap Equity Fund, which covers the twelve-month period ended October 31, 2005.

During the past year, the financial markets were presented with a variety of challenges. Questions about the sustainability of economic growth, tighter monetary policy, surging energy prices, the terrorist bombings in London and credit downgrades in the auto sector at times all weighed heavily on market sentiment. If all that wasn’t enough to sufficiently rattle investors, hurricanes devastated the gulf region. It is in times such as these when the importance of proper asset allocation cannot be overstated, and we continue to recommend exposure to the global markets. By including an international component, such as those funds available in Evergreen International Trust, we believe investors will be able to minimize volatility while contributing to the performance of their long-term, diversified portfolios.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth more normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels

1

LETTER TO SHAREHOLDERS continued

for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in early autumn.

Having already anticipated the potential for rising inflation, the Federal Reserve maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often confused the markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Indeed, even as the yield curve continued to flatten, we concluded that long-term pricing pressures, despite energy, were insufficient to halt the expansion. As a result, we continued to view monetary policy as one of less stimulation, rather than more restriction, for the U.S. economy.

While the major domestic market indexes often struggled to find their footing, many international markets performed well over the past year, and our portfolio teams worked diligently to identify the best opportunities for our investors. The theme for global growth resonated in Evergreen Emerging Markets Growth Fund, as an emphasis on energy and materials contributed positively to the portfolio, and the managers for Evergreen Global Large Cap Equity Fund employed a similar strategy over the past twelve months. Country-specific themes played a significant role in Evergreen Global Opportunities Fund, as investments in Japan and the Netherlands proved beneficial. Japan’s overweight position was also evident in the performance of Evergreen International Equity Fund. Excess global liquidity and the heightened fears of terror increased demand for gold and the portfolio managers of

2

LETTER TO SHAREHOLDERS continued

Evergreen Precious Metals Fund attempted to position the portfolio accordingly. Finally, the investment managers of Evergreen International Bond Fund focused their efforts on identifying markets with little interest rate risk that offered attractive yields, and exposure to the United Kingdom, South Africa, Sweden, Mexico, Canada helped drive performance.

We encourage long-term investors to diversify globally, in an attempt to pursue improved growth prospects while attempting to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995
	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

Average annual return*

1-year with sales charge	5.86%	6.53%	10.48%	N/A

1-year w/o sales charge	12.30%	11.53%	11.48%	12.62%

5-year	-3.62%	-3.55%	-3.19%	-2.21%

Since portfolio inception	5.00%	4.91%	4.89%	5.90%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 12.30% for the twelve-month period ended October 31, 2005, excluding any applicable sales charges. During the same period, the Morgan Stanley Capital International World Free Index (MSCI World Free) returned 13.27% .

The fund seeks to provide long-term capital growth.

Both domestic and foreign stocks saw strong gains in a favorable investment environment highlighted by robust economic growth, strong earnings gains, relatively low interest rates and mild inflation during the twelve months ended October 31, 2005. Foreign equities performed better than U.S. equities, although a strengthening U.S. dollar hampered returns on investments denominated in non-dollar currencies for the U.S. investor.

Domestically, sector allocation neither added to nor detracted from performance. This was consistent with Evergreen’s risk control disciplines and a focus on bottom-up stock selection. The energy sector made positive contributions to the domestic portfolio; however, its effect was offset by the negative contribution from the utilities sector. Similarly, strong positive contributions from a number of domestic stocks were offset by, among other things, underweights in a few large U.S. stocks. Among the strong performing domestic stocks in the portfolio were Valero Energy Corp., Aetna Inc., NuCor Corp., Apache and Lehman Brothers Holdings Inc. Negative stock selection contributions came from underweights in Exxon Mobil and Altria Group as well as investments in Fannie Mae, Verizon Communications Inc. and Masco Corp. We have since sold Masco Corp.

Neither sector nor country selection added to nor detracted from performance of the international portfolio. While there were individual sectors with positive contributions, most notably health care and telecommunication services, their effects were offset by the negative contributions from other sectors such as materials. Likewise, the positive contribution from Ireland and Brazil were offset by a negative contribution from Japan and Canada.

Foreign stock selection added to the overall fund performance. Among the strong performing international stocks in the portfolio were BHP Billiton plc, Japan Tobacco Inc., Makita Corp., Roche Holding AG and Neopost. Negative stock selection contributions came from Delhaize Group, DSG International plc, ATI Technologies, Inc., HBOS plc and Barclays PLC. We have since sold Makita Corp., DSG International, and ATI Technologies, Inc.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,068.48	$ 9.65
Class B	$ 1,000.00	$ 1,064.63	$13.27
Class C	$ 1,000.00	$ 1,064.77	$13.27

Class I	$ 1,000.00	$ 1,069.99	$ 8.09
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.88	$ 9.40
Class B	$ 1,000.00	$ 1,012.35	$12.93
Class C	$ 1,000.00	$ 1,012.35	$12.93
Class I	$ 1,000.00	$ 1,017.39	$ 7.88

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.85% for Class A, 2.55% for Class B, 2.55% for Class C and 1.55% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 14.31	$ 13.43	$ 12.13	$ 13.92	$ 19.09

Income from investment operations
Net investment income (loss)	0.08[1]	0[1]	(0.02)[1]	(0.06)[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	1.68	0.88	1.32	(1.73)	(4.30)

Total from investment operations	1.76	0.88	1.30	(1.79)	(4.35)

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.82)

Net asset value, end of period	$ 16.07	$ 14.31	$ 13.43	$ 12.13	$ 13.92

Total return[2]	12.30%	6.55%	10.72%	(12.86%)	(23.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$95,782	$102,417	$94,969	$89,528	$121,223
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.84%	1.93%	1.98%	1.88%	1.76%
Expenses excluding waivers/reimbursements and expense reductions	1.96%	2.00%	1.98%	1.88%	1.76%
Net investment income (loss)	0.54%	(0.03%)	(0.20%)	(0.41%)	(0.34%)
Portfolio turnover rate	53%	99%	141%	73%	24%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 13.44	$ 12.70	$11.56	$ 13.37	$ 18.49

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	1.57	0.84	1.24	(1.65)	(4.14)

Total from investment operations	1.55	0.74	1.14	(1.81)	(4.30)

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.82)

Net asset value, end of period	$ 14.99	$ 13.44	$ 12.70	$ 11.56	$ 13.37

Total return[2]	11.53%	5.83%	9.86%	(13.54%)	(24.12%)

Ratios and supplemental data
Net assets, end of period (thousands)	$24,803	$38,982	$76,434	$104,638	$151,189
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.54%	2.64%	2.69%	2.63%	2.50%
Expenses excluding waivers/reimbursements and expense reductions	2.66%	2.71%	2.69%	2.63%	2.50%
Net investment income (loss)	(0.16%)	(0.78%)	(0.88%)	(1.16%)	(1.09%)
Portfolio turnover rate	53%	99%	141%	73%	24%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 13.42	$ 12.68	$ 11.54	$ 13.34	$ 18.46

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	1.56	0.84	1.24	(1.64)	(4.14)

Total from investment operations	1.54	0.74	1.14	(1.80)	(4.30)

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.82)

Net asset value, end of period	$ 14.96	$ 13.42	$ 12.68	$ 11.54	$ 13.34

Total return[2]	11.48%	5.84%	9.88%	(13.49%)	(24.16%)

Ratios and supplemental data
Net assets, end of period (thousands)	$19,125	$24,631	$33,939	$41,808	$63,449
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.54%	2.64%	2.69%	2.63%	2.60%
Expenses excluding waivers/reimbursements and expense reductions	2.66%	2.71%	2.69%	2.63%	2.60%
Net investment income (loss)	(0.16%)	(0.76%)	(0.90%)	(1.17%)	(1.18%)
Portfolio turnover rate	53%	99%	141%	73%	24%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.66	$13.71	$12.36	$ 14.14	$ 19.33

Income from investment operations
Net investment income (loss)	0.13[2]	0.04[2]	0.03[2]	(0.03)[2]	(0.02)[2]
Net realized and unrealized gains or losses on investments	1.72	0.91	1.32	(1.75)	(4.35)

Total from investment operations	1.85	0.95	1.35	(1.78)	(4.37)

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.82)

Net asset value, end of period	$16.51	$14.66	$13.71	$ 12.36	$ 14.14

Total return	12.62%	6.93%	10.92%	(12.59%)	(23.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,424	$4,156	$6,085	$10,811	$21,386
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.54%	1.64%	1.68%	1.62%	1.49%
Expenses excluding waivers/reimbursements and expense reductions	1.66%	1.71%	1.68%	1.62%	1.49%
Net investment income (loss)	0.83%	0.25%	0.24%	(0.17%)	(0.11%)
Portfolio turnover rate	53%	99%	141%	73%	24%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2005
	Country	Shares	Value

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B (p)	France	15,621	$843,086

Automobiles 1.2%
Toyota Motor Corp.	Japan	38,000	1,764,734

Hotels, Restaurants & Leisure 2.1%
Darden Restaurants, Inc.	United States	24,084	780,803
Hilton Group plc	United Kingdom	162,100	972,191
Hilton Hotels Corp.	United States	30,178	586,962
Mitchells & Butlers plc	United Kingdom	44,500	285,588
TUI AG (p)	Germany	16,300	316,754

			2,942,298

Household Durables 0.8%
Makita Corp. (p)	Japan	50,000	1,160,280

Media 3.6%
Mediaset SpA (p)	Italy	54,200	595,298
Omnicom Group, Inc.	United States	9,042	750,124
Time Warner, Inc.	United States	104,200	1,857,886
Vivendi Universal *	France	28,274	888,579
Walt Disney Co.	United States	44,462	1,083,539

			5,175,426

Multi-line Retail 1.1%
J.C. Penney Co., Inc.	United States	12,046	616,755
Target Corp.	United States	16,494	918,551

			1,535,306

Specialty Retail 1.7%
Aoyama Trading Co., Ltd.	Japan	24,000	720,175
Dixons Group plc	United Kingdom	257,100	654,554
Lowe’s Cos.	United States	18,612	1,131,051

			2,505,780

Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	United States	8,851	743,927

CONSUMER STAPLES 8.8%
Beverages 2.8%
Carlsberg A/S * (p)	Denmark	14,000	765,871
Coca-Cola Co.	United States	11,169	477,810
Diageo plc	United Kingdom	100,800	1,488,968
PepsiCo, Inc.	United States	7,845	463,483
SABMiller plc	United Kingdom	42,300	797,157

			3,993,289

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2005
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.5%
Delhaize Group	Belgium	8,700	$504,771
Kroger Co. *	United States	54,600	1,086,540
Wal-Mart Stores, Inc.	United States	12,556	594,024

			2,185,335

Food Products 0.7%
Archer-Daniels-Midland Co.	United States	17,691	431,130
Dean Foods Co. *	United States	13,648	493,375

			924,505

Household Products 2.4%
Procter & Gamble Co.	United States	39,434	2,207,910
Reckitt Benckiser plc	United Kingdom	40,990	1,237,862

			3,445,772

Tobacco 1.4%
Altria Group, Inc.	United States	9,000	675,450
British American Tobacco plc	United Kingdom	22,000	483,833
Japan Tobacco, Inc.	Japan	57	902,541

			2,061,824

ENERGY 10.1%
Energy Equipment & Services 0.4%
Nabors Industries, Ltd. *	Bermuda	9,207	631,876

Oil, Gas & Consumable Fuels 9.7%
Apache Corp.	United States	7,098	453,065
BP plc	United Kingdom	149,247	1,650,754
Chevron Corp.	United States	21,333	1,217,474
Devon Energy Corp.	United States	15,004	905,942
Eni SpA (p)	Italy	67,898	1,816,364
Exxon Mobil Corp.	United States	41,275	2,317,179
Marathon Oil Corp.	United States	16,200	974,592
Norsk Hydro ASA (p)	Norway	8,300	823,911
Petro-Canada	Canada	39,800	1,386,809
Statoil ASA	Norway	24,700	548,848
Valero Energy Corp.	United States	16,557	1,742,459

			13,837,397

FINANCIALS 24.0%
Capital Markets 2.3%
Deutsche Bank AG	Germany	4,761	445,979
Goldman Sachs Group, Inc.	United States	13,407	1,694,243
Lehman Brothers Holdings, Inc.	United States	9,729	1,164,269

			3,304,491

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2005
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 11.0%
Australia & New Zealand Banking Group, Ltd.	Australia	49,000	$864,503
Bank of America Corp.	United States	62,493	2,733,444
Barclays plc	United Kingdom	87,100	862,383
BNP Paribas SA (p)	France	17,258	1,308,628
Commonwealth Bank of Australia	Australia	23,100	672,019
Fortis	Belgium	29,900	851,281
HBOS plc	United Kingdom	71,300	1,051,974
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	68,500	1,073,183
Lloyds TSB Group plc	United Kingdom	159,240	1,304,630
Mitsubishi Tokyo Financial Group, Inc.	Japan	31	391,011
Mizuho Financial Group, Inc.	Japan	98	658,438
National City Corp.	United States	30,484	982,499
Societe Generale (p)	France	8,300	947,786
Sumitomo Trust & Banking Co., Ltd.	Japan	68,000	577,895
The Bank of Yokohama, Ltd.	Japan	64,000	521,054
The Chiba Bank, Ltd.	Japan	100,000	894,474

			15,695,202

Consumer Finance 1.3%
Acom Co., Ltd.	Japan	11,930	777,122
Capital One Financial Corp.	United States	13,731	1,048,362

			1,825,484

Diversified Financial Services 4.1%
Citigroup, Inc.	United States	53,501	2,449,276
ING Groep NV	Netherlands	55,900	1,612,389
JPMorgan Chase & Co.	United States	28,376	1,039,129
Power Corporation of Canada	Canada	31,600	781,941

			5,882,735

Insurance 4.2%
ACE, Ltd.	Cayman Islands	21,896	1,140,782
Aegon NV	Netherlands	79,100	1,190,512
Allstate Corp.	United States	16,446	868,184
American International Group, Inc.	United States	12,985	841,428
AXA SA (p)	France	31,300	906,610
MetLife, Inc.	United States	14,341	708,589
Zurich Financial Services AG	Switzerland	2,300	391,930

			6,048,035

Real Estate 0.3%
Corio NV	Netherlands	8,100	460,018

Thrifts & Mortgage Finance 0.8%
Fannie Mae	United States	6,045	287,259
PMI Group, Inc.	United States	21,122	842,345

			1,129,604

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2005
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 12.7%
Biotechnology 2.0%
Amgen, Inc. *	United States	24,740	$1,874,302
CSL, Ltd.	Australia	25,700	722,132
Invitrogen Corp. *	United States	4,877	310,129

			2,906,563

Health Care Equipment & Supplies 1.6%
Bausch & Lomb, Inc.	United States	8,732	647,827
Terumo Corp. (p)	Japan	40,000	1,213,695
Zimmer Holdings, Inc. *	United States	5,300	337,981

			2,199,503

Health Care Providers & Services 1.6%
Aetna, Inc.	United States	3,621	320,676
CIGNA Corp.	United States	3,480	403,228
McKesson Corp.	United States	18,795	853,857
UnitedHealth Group, Inc.	United States	11,988	693,985

			2,271,746

Pharmaceuticals 7.5%
GlaxoSmithKline plc, ADR	United Kingdom	74,334	1,932,589
Johnson & Johnson	United States	28,279	1,770,831
Merck & Co., Inc.	United States	11,197	315,979
Novartis AG	Switzerland	29,611	1,591,220
Orion Oyj, Class B (p)	Finland	19,400	421,889
Pfizer, Inc.	United States	41,087	893,231
Roche Holding AG	Switzerland	10,734	1,602,024
Sanofi-Aventis SA (p)	France	15,680	1,255,697
Takeda Pharmaceutical Co., Ltd.	Japan	18,100	995,578

			10,779,038

INDUSTRIALS 9.2%
Aerospace & Defense 2.0%
BAE Systems plc	United Kingdom	202,621	1,183,961
L-3 Communications Holdings, Inc.	United States	3,963	308,401
Northrop Grumman Corp.	United States	11,747	630,227
Precision Castparts Corp.	United States	16,600	786,176

			2,908,765

Building Products 0.4%
American Standard Companies, Inc.	United States	15,043	572,236

Commercial Services & Supplies 0.5%
Cendant Corp.	United States	42,600	742,092

Industrial Conglomerates 1.8%
General Electric Co.	United States	62,812	2,129,955
Sumitomo Corp.	Japan	38,000	427,765

			2,557,720

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2005
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.3%
Deere & Co.	United States	14,448	$876,705
Ingersoll-Rand Co., Ltd., Class A	Bermuda	27,090	1,023,731
Volvo AB, Class B (p)	Sweden	33,200	1,368,400

			3,268,836

Marine 1.2%
Nippon Yusen Kabushiki Kaisha (p)	Japan	192,000	1,162,743
Orient Overseas International, Ltd. (p)	Bermuda	172,200	550,767

			1,713,510

Road & Rail 0.6%
CSX Corp.	United States	18,898	865,717

Trading Companies & Distributors 0.4%
Mitsui & Co., Ltd. (p)	Japan	41,000	502,808

INFORMATION TECHNOLOGY 10.8%
Communications Equipment 1.6%
Cisco Systems, Inc. *	United States	46,888	818,195
L.M. Ericsson Telephone Co., Ser. B *	Sweden	217,500	714,994
Motorola, Inc.	United States	35,204	780,121

			2,313,310

Computers & Peripherals 2.5%
Apple Computer, Inc. *	United States	12,300	708,357
Dell, Inc. *	United States	18,500	589,780
Hewlett-Packard Co.	United States	38,625	1,083,045
International Business Machines Corp.	United States	15,070	1,233,932

			3,615,114

Electronic Equipment & Instruments 0.7%
Hitachi, Ltd.	Japan	146,000	898,030

IT Services 1.2%
Accenture, Ltd., Class A *	Bermuda	15,808	415,909
Computer Sciences Corp. *	United States	4,740	242,925
Fiserv, Inc. *	United States	9,920	433,306
Indra Sistemas SA	Spain	16,000	327,957
TietoEnator Oyj	Finland	9,500	301,622

			1,721,719

Office Electronics 0.7%
Neopost	France	8,225	793,688
Xerox Corp. *	United States	11,655	158,158

			951,846

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2005
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.9%
ASM Pacific Technology, Ltd. (p)	Cayman Islands	93,000	$431,613
Intel Corp.	United States	49,788	1,170,018
Texas Instruments, Inc.	United States	40,127	1,145,626

			2,747,257

Software 2.2%
Computer Associates International, Inc.	United States	127	3,552
Microsoft Corp.	United States	81,680	2,099,176
Oracle Corp. *	United States	64,067	812,370
The Sage Group plc	United Kingdom	66,000	250,736

			3,165,834

MATERIALS 4.5%
Chemicals 0.7%
Agrium, Inc.	Canada	24,000	506,514
Methanex Corp.	Canada	12,500	202,117
PPG Industries, Inc.	United States	4,900	293,853

			1,002,484

Construction Materials 0.4%
Rinker Group, Ltd.	Australia	54,200	614,374

Metals & Mining 3.1%
BHP Billiton, Ltd.	United Kingdom	130,391	1,919,789
BlueScope Steel, Ltd.	Australia	111,000	704,549
NuCor Corp.	United States	16,816	1,006,438
Phelps Dodge Corp.	United States	7,196	866,902

			4,497,678

Paper & Forest Products 0.3%
Georgia-Pacific Corp.	United States	12,083	393,060

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.2%
AT&T Corp.	United States	27,100	536,038
Deutsche Telekom AG *	Germany	61,654	1,090,148
TDC A/S	Denmark	9,400	526,310
Verizon Communications, Inc.	United States	30,180	950,972

			3,103,468

Wireless Telecommunication Services 1.2%
Sprint Nextel Corp.	United States	15,745	367,016
Vodafone Group plc	United Kingdom	505,600	1,326,062

			1,693,078

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 2.7%
Electric Utilities 1.7%
E.ON AG	Germany	19,700	$1,785,445
Edison International	United States	5,973	261,378
Endesa SA	Spain	12,100	300,992
Enel SpA (p)	Italy	20,400	164,627

			2,512,442

Independent Power Producers & Energy Traders 0.2%
TXU Corp.	United States	2,777	279,783

Multi-Utilities 0.8%
RWE AG	Germany	10,700	683,493
SUEZ (p)	France	16,700	452,207

			1,135,700

Total Common Stocks (cost $114,007,998)			140,030,115

SHORT-TERM INVESTMENTS 13.3%
MUTUAL FUND SHARES 13.3%
Evergreen Institutional U.S. Government Money Market Fund ø	United States	2,012,541	2,012,541
Evergreen Prime Cash Management Money Market Fund ø (p)(p)	United States	16,934,517	16,934,517

Total Short-Term Investments (cost $18,947,058)			18,947,058

Total Investments (cost $132,955,056) 111.1%			158,977,173
Other Assets and Liabilities (11.1%)			(15,842,473)

Net Assets 100.0%			$143,134,700

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2005

The following table shows the percent of total long-term investments by geographic location as of October 31, 2005:

United States	49.1%
United Kingdom	13.2%
Japan	9.7%
France	5.3%
Germany	3.1%
Switzerland	2.6%
Australia	2.5%
Netherlands	2.3%
Canada	2.1%
Bermuda	1.9%
Italy	1.8%
Sweden	1.5%
Cayman Islands	1.1%
Norway	1.0%
Belgium	1.0%
Denmark	0.9%
Finland	0.5%
Spain	0.4%

100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2005:

Financials	24.5%
Health Care	13.0%
Consumer Discretionary	11.9%
Information Technology	11.0%
Energy	10.3%
Industrials	9.4%
Consumer Staples	9.0%
Materials	4.7%
Telecommunication Services	3.4%
Utilities	2.8%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

Assets
Investments in securities, at value (cost $114,007,998) including $16,302,185 of
securities loaned	$140,030,115
Investments in affiliated money market funds, at value (cost $18,947,058)	18,947,058

Total investments	158,977,173
Foreign currency, at value (cost $30)	30
Receivable for securities sold	3,948,351
Receivable for Fund shares sold	7,258
Dividends receivable	178,133
Receivable for securities lending income	1,273
Prepaid expenses and other assets	32,203

Total assets	163,144,421

Liabilities
Payable for securities purchased	2,752,759
Payable for Fund shares redeemed	236,845
Payable for securities on loan	16,934,517
Advisory fee payable	2,493
Distribution Plan expenses payable	1,978
Due to other related parties	617
Accrued expenses and other liabilities	80,512

Total liabilities	20,009,721

Net assets	$143,134,700

Net assets represented by
Paid-in capital	$124,609,018
Undistributed net investment income	709,565
Accumulated net realized losses on investments	(8,202,266)
Net unrealized gains on investments	26,018,383

Total net assets	$143,134,700

Net assets consists of
Class A	$95,782,373
Class B	24,803,223
Class C	19,125,443
Class I	3,423,661

Total net assets	$143,134,700

Shares outstanding (unlimited number of shares authorized)
Class A	5,959,227
Class B	1,654,340
Class C	1,278,157
Class I	207,349

Net asset value per share
Class A	$16.07
Class A — Offering price (based on sales charge of 5.75%)	$17.05
Class B	$14.99
Class C	$14.96
Class I	$16.51

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended October 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $258,120)	$3,698,698
Income from affiliates	79,495

Total investment income	3,778,193

Expenses
Advisory fee	1,382,017
Distribution Plan expenses
Class A	302,602
Class B	321,670
Class C	220,669
Administrative services fee	158,275
Transfer agent fees	846,566
Trustees’ fees and expenses	2,144
Printing and postage expenses	55,250
Custodian and accounting fees	120,642
Registration and filing fees	44,028
Professional fees	24,314
Interest expense	153
Other	6,579

Total expenses	3,484,909
Less: Expense reductions	(1,755)
Fee waivers and expense reimbursements	(194,261)

Net expenses	3,288,893

Net investment income	489,300

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	22,975,401
Foreign currency related transactions	(308)

Net realized gains on investments	22,975,093
Net change in unrealized gains or losses on investments	(4,576,028)

Net realized and unrealized gains or losses on investments	18,399,065

Net increase in net assets resulting from operations	$18,888,365

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2005		2004

Operations
Net investment income (loss)		$489,300		$(696,031)
Net realized gains on investments		22,975,093		22,382,279
Net change in unrealized gains or losses
on investments		(4,576,028)		(9,106,721)

Net increase in net assets resulting
from operations		18,888,365		12,579,527

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	136,822	2,116,027	388,872	5,595,570
Class B	51,109	741,536	85,077	1,137,294
Class C	19,880	289,172	51,641	695,193
Class I	3,395	53,837	7,353	105,757

		3,200,572		7,533,814

Automatic conversion of Class B shares
to Class A shares
Class A	584,554	9,065,799	1,910,292	27,062,532
Class B	(624,231)	(9,065,799)	(2,026,042)	(27,062,532)

		0		0

Payment for shares redeemed
Class A	(1,919,332)	(29,762,991)	(2,213,922)	(31,400,850)
Class B	(672,622)	(9,753,019)	(1,176,218)	(15,669,458)
Class C	(577,772)	(8,361,956)	(892,701)	(11,876,127)
Class I	(79,544)	(1,260,811)	(167,538)	(2,409,262)

		(49,138,777)		(61,355,697)

Net decrease in net assets resulting
from capital share transactions		(45,938,205)		(53,821,883)

Total decrease in net assets		(27,049,840)		(41,242,356)
Net assets
Beginning of period		170,184,540		211,426,896

End of period	$ 143,134,700		$ 170,184,540

Undistributed net investment
income (loss)		$709,565		$(20,956)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The primary permanent differences causing such reclassifica-tions are due to passive foreign investment companies.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and passive foreign investment companies. During the year ended October 31, 2005, the following amounts were reclassified:

Paid-in capital	$(300)
Undistributed net investment income	241,221
Accumulated net realized losses on investments	(240,921)

23

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2005, EIMC waived its advisory fee in the amount of $194,228 and reimbursed other expenses in the amount of $33.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.53% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2005, EIS received $2,037 from the sale of Class A shares and $60,946 and $259 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $83,403,397 and $130,488,775, respectively, for the year ended October 31, 2005.

24

NOTES TO FINANCIAL STATEMENTS continued

During the year ended October 31, 2005, the Fund loaned securities to certain brokers and earned $62,714 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At October 31, 2005, the value of securities on loan and the value of collateral amounted to $16,302,185 and $16,934,517, respectively.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $133,044,462. The gross unrealized appreciation and depreciation on securities based on tax cost was $29,154,589 and $3,221,878, respectively, with a net unrealized appreciation of $25,932,711.

As of October 31, 2005, the Fund had $8,112,860 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$ 735,678	$25,902,864	$ 8,112,860

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended October 31, 2005, the Fund had average borrowings outstanding of $5,368 at a rate of 2.85% and paid interest of $153.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen

26

NOTES TO FINANCIAL STATEMENTS continued

Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT DISTRIBUTIONS

On December 15, 2005, the Fund declared distributions from net investment income to shareholders of record on December 14, 2005. The per share amounts payable on December 16, 2005 were as follows:

Net Investment
Income

Class A	$0.1229
Class I	0.1789

These distributions are not reflected in the accompanying financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Global Large Cap Equity Fund, a series of Evergreen International Trust, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Global Large Cap Equity Fund, as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2005

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio

29

ADDITIONAL INFORMATION (unaudited) continued

management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded,

30

ADDITIONAL INFORMATION (unaudited) continued

within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that Class A shares of the Fund performed in the third quintile over recent one- and five-year periods and in the fifth quintile over the recent three-year period. Representatives of EIMC described steps the firm intended to implement to improve absolute and relative investment performance in the near future; the Board of Trustees determined to continue the investment advisory agreements for each of those funds based on EIMC’s undertakings in that respect.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was near the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House
Term of office since: 1993	Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor
Other directorships: None	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

564342 rv3 12/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564342 rv3     12/2005

Evergreen Global Opportunities Fund

Evergreen

GLOBAL OPPORTUNITIES FUND

Annual Report
as of October 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Global Opportunities Fund, which covers the twelve-month period ended October 31, 2005.

During the past year, the financial markets were presented with a variety of challenges. Questions about the sustainability of economic growth, tighter monetary policy, surging energy prices, the terrorist bombings in London and credit downgrades in the auto sector at times all weighed heavily on market sentiment. If all that wasn’t enough to sufficiently rattle investors, hurricanes devastated the gulf region. It is in times such as these when the importance of proper asset allocation cannot be overstated, and we continue to recommend exposure to the global markets. By including an international component, such as those funds available in Evergreen International Trust, we believe investors will be able to minimize volatility while contributing to the performance of their long-term, diversified portfolios.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth more normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels

1

LETTER TO SHAREHOLDERS continued

for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in early autumn.

Having already anticipated the potential for rising inflation, the Federal Reserve maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often confused the markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Indeed, even as the yield curve continued to flatten, we concluded that long-term pricing pressures, despite energy, were insufficient to halt the expansion. As a result, we continued to view monetary policy as one of less stimulation, rather than more restriction, for the U.S. economy.

While the major domestic market indexes often struggled to find their footing, many international markets performed well over the past year, and our portfolio teams worked diligently to identify the best opportunities for our investors. The theme for global growth resonated in Evergreen Emerging Markets Growth Fund, as an emphasis on energy and materials contributed positively to the portfolio, and the managers for Evergreen Global Large Cap Equity Fund employed a similar strategy over the past twelve months. Country-specific themes played a significant role in Evergreen Global Opportunities Fund, as investments in Japan and the Netherlands proved beneficial. Japan’s overweight position was also evident in the performance of Evergreen International Equity Fund. Excess global liquidity and the heightened fears of terror increased demand for gold and the portfolio managers of Evergreen Precious Metals Fund attempted to position the portfolio accordingly. Finally, the investment managers of Evergreen International Bond Fund focused their efforts on

2

LETTER TO SHAREHOLDERS continued

identifying markets with little interest rate risk that offered attractive yields, and exposure to the United Kingdom, South Africa, Sweden, Mexico, Canada helped drive performance.

We encourage long-term investors to diversify globally, in an attempt to pursue improved growth prospects while attempting to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Donald M. Bisson, CFA

• Francis X. Claro, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	02/01/1993	02/01/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

Average annual return*

1-year with sales charge	18.25%	19.54%	23.59%	N/A

1-year w/o sales charge	25.44%	24.54%	24.59%	25.82%

5-year	5.20%	5.36%	5.68%	6.69%

10-year	8.44%	8.27%	8.28%	9.26%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class I have not been adjusted to reflect the effect of the Class A 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares, versus a similar investment in the Standard and Poor’s Citigroup EMI World Growth Index (SPCGEMIWG), the Morgan Stanley Capital International Index (MSCI World Free), the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The SPCGEMIWG, MSCI World Free and the Russell 2000 Growth are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 25.44% for the twelve-month period ended October 31, 2005, excluding any applicable sales charges. During the same period, the Standard and Poor’s Citigroup EMI World Growth Index (SPCGEMIWG) returned 19.04%, the Morgan Stanley Capital International Index (MSCI World Free) returned 13.27% and the Russell 2000 Growth Index (Russell 2000 Growth) returned 10.91% .

The fund’s index was changed from Russell 2000 Growth and MSCI World Free to SPCGEMIWG to more accurately reflect the investment style of the fund.

The fund seeks growth of capital.

In a year in which smaller company stocks tended to outpace large-cap equities, the fund substantially outperformed its small- and mid-cap benchmarks. Supporting results was our overweighting of foreign stocks and good stock selection in both foreign and domestic holdings. In both the fund’s domestic and international portfolios, we emphasized security analysis and bottom-up individual stock selection, rather than sector allocations.

Among foreign holdings, the leading contributor was the French technology firm, Bull SA. Several companies that have been consistently strong contributors to the fund continued to do well, including Ashtead Group of the U.K., which rents heavy equipment to the construction industry; Neopost, a French manufacturer of postal and shipping equipment; Continental Tire, a German company with a global franchise; and Addidas-Solomon, the German athletic footwear and apparel company that acquired the American company Reebok. Several newer investments in the Netherlands also added to results, most notably Koninklijke Bam Groep NV, a construction and engineering company. As the Japanese economy began to recover, several Japanese retailers added to results, including Yamada Denki, United Arrows, Isetan Co. and Ryohin Keikaku. While there were few notable disappointments in our foreign portfolio, one investment that did detract from results was Agfa-Gevaert, a global imaging company based in Belgium.

Domestic holdings that contributed included information technology holdings Sandisk, a manufacturer of flash memory chips, and Itron, which produces wireless meters for the utility industry. Shares of JLG Industries, an industrial company that manufactures hydraulic lifts, also appreciated as the company recorded strong earnings growth. Other U.S. contributors to performance included Southwestern Energy, an exploration and production company with rights to the Fayetteville Shale, a major Arkansas gas field with strong potential; Spinnaker, an exploration and production company that was acquired at a premium to its stock price, and Humana, an HMO with strong pricing power. In addition, several retailing companies produced healthy earnings growth and helped support performance, including Chico’s FAS, American Eagle, and Ralph Lauren. However, the domestic portfolio was late building positions in the energy sector. In addition, one energy-related holding, Maverick Oil and Gas, an exploration and production company, was hurt by the rising price of steel used to manufacture its drilling casings and pipes. Other holdings that had disappointing results included Greenfield Online, an Internet consumer survey company; Ditech Communications, which makes equipment for wireless communications; and Packateer, a producer of equipment to used control data flow on communications networks. We have since sold Fayetteville Shale, Spinnaker, Maverick Oil and Gas, Greenfield Online, Ditech Communications and Packateer.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund’s performance returns.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	05/01/2005	10/31/2005	Period*

Actual
Class A	$1,000.00	$1,132.06	$9.57
Class B	$1,000.00	$1,127.92	$ 13.30
Class C	$1,000.00	$1,128.31	$ 13.30
Class I	$1,000.00	$1,133.86	$7.96
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,016.23	$9.05
Class B	$1,000.00	$1,012.70	$ 12.58
Class C	$1,000.00	$1,012.70	$ 12.58
Class I	$1,000.00	$1,017.74	$7.53

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.78% for Class A, 2.48% for Class B, 2.48% for Class C and 1.48% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 22.21	$ 19.22	$13.71	$ 15.42	$ 27.82

Income from investment operations
Net investment income (loss)	(0.18)[1]	(0.15)[1]	(0.17)[1]	(0.12)[1]	(0.14)[1]
Net realized and unrealized gains or losses on investments	5.83	3.14	5.68	(1.59)	(5.26)

Total from investment operations	5.65	2.99	5.51	(1.71)	(5.40)

Distribution to shareholders from
Net realized gains	0	0	0	0	(7.00)

Net asset value, end of period	$ 27.86	$ 22.21	$19.22	$ 13.71	$ 15.42

Total return[2]	25.44%	15.56%	40.19%	(11.09%)	(24.33%)

Ratios and supplemental data
Net assets, end of period (thousands)	$139,975	$98,254	$88,541	$60,506	$56,546
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.78%	1.88%	2.08%	1.89%	1.77%
Expenses excluding waivers/reimbursements and expense reductions	1.78%	1.88%	2.08%	1.89%	1.77%
Net investment income (loss)	(0.68%)	(0.72%)	(1.12%)	(0.76%)	(0.82%)
Portfolio turnover rate	108%	171%	257%	256%	210%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 19.40	$ 16.91	$12.15	$ 13.78	$ 25.79

Income from investment operations
Net investment income (loss)	(0.31)[1]	(0.26)[1]	(0.25)[1]	(0.23)[1]	(0.24)[1]
Net realized and unrealized gains or losses on investments	5.07	2.75	5.01	(1.40)	(4.77)

Total from investment operations	4.76	2.49	4.76	(1.63)	(5.01)

Distributions to shareholders from
Net realized gains	0	0	0	0	(7.00)

Net asset value, end of period	$ 24.16	$ 19.40	$16.91	$ 12.15	$ 13.78

Total return[2]	24.54%	14.73%	39.18%	(11.83%)	(24.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$32,136	$26,202	$31,244	$38,126	$78,946
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.48%	2.59%	2.81%	2.62%	2.52%
Expense excluding waivers/reimbursements and expense reductions	2.48%	2.59%	2.81%	2.62%	2.52%
Net investment income (loss)	(1.38%)	(1.45%)	(1.87%)	(1.59%)	(1.58%)
Portfolio turnover rate	108%	171%	257%	256%	210%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 19.48	$ 16.98	$12.20	$ 13.83	$ 25.86

Income from investment operations
Net investment income (loss)	(0.31)[1]	(0.26)[1]	(0.25)[1]	(0.22)[1]	(0.24)[1]
Net realized and unrealized gains or losses on investments	5.10	2.76	5.03	(1.41)	(4.79)

Total from investment operations	4.79	2.50	4.78	(1.63)	(5.03)

Distributions to shareholders from
Net realized gains	0	0	0	0	(7.00)

Net asset value, end of period	$ 24.27	$ 19.48	$16.98	$ 12.20	$ 13.83

Total return[2]	24.59%	14.72%	39.18%	(11.79%)	(24.88%)

Ratios and supplemental data
Net assets, end of period (thousands)	$26,644	$19,316	$18,448	$15,585	$18,759
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.48%	2.59%	2.80%	2.63%	2.52%
Expenses excluding waivers/reimbursements and expense reductions	2.48%	2.59%	2.80%	2.63%	2.52%
Net investment income (loss)	(1.37%)	(1.43%)	(1.85%)	(1.54%)	(1.57%)
Portfolio turnover rate	108%	171%	257%	256%	210%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$22.62	$19.52	$13.90	$15.59	$28.03

Income from investment operations
Net investment income (loss)	(0.09)[2]	(0.10)[2]	(0.13)[2]	(0.09)[2]	(0.10)[2]
Net realized and unrealized gains or losses on investments	5.93	3.20	5.75	(1.60)	(5.34)

Total from investment operations	5.84	3.10	5.62	(1.69)	(5.44)

Distributions to shareholders from
Net realized gains	0	0	0	0	(7.00)

Net asset value, end of period	$28.46	$22.62	$19.52	$13.90	$15.59

Total return	25.82%	15.88%	40.43%	(10.84%)	(24.27%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,744	$1,795	$ 761	$ 475	$ 538
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.48%	1.59%	1.77%	1.61%	1.52%
Expenses excluding waivers/reimbursements and expense reductions	1.48%	1.59%	1.77%	1.61%	1.52%
Net investment income (loss)	(0.36%)	(0.48%)	(0.84%)	(0.53%)	(0.56%)
Portfolio turnover rate	108%	171%	257%	256%	210%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2005

	Country	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 23.5%
Auto Components 1.3%
Continental AG	Germany	35,187	$2,689,922

Distributors 0.9%
Compania de Distribucion Integral Logista SA	Spain	33,521	1,776,105

Diversified Consumer Services 1.5%
Career Education Corp. *	United States	42,500	1,512,575
Strayer Education, Inc.	United States	16,612	1,486,940

			2,999,515

Hotels, Restaurants & Leisure 3.4%
Enterprise Inns plc	United Kingdom	68,143	938,884
Groupe Flo *	France	62,006	568,515
Hilton Group plc	United Kingdom	63,132	378,633
International Speedway Corp., Class A	United States	28,700	1,483,216
Luminar plc	United Kingdom	102,021	874,737
NH Hoteles SA	Spain	43,393	650,226
Regent Inns plc	United Kingdom	419,672	645,813
Station Casinos, Inc.	United States	21,100	1,352,510

			6,892,534

Leisure Equipment & Products 2.2%
Agfa-Gevaert NV	Belgium	22,414	482,846
Amer Sports Corp.	Finland	12,000	218,396
Photo-Me International plc	United Kingdom	1,738,996	3,914,775

			4,616,017

Media 3.0%
Daily Mail & General Trust plc, Class A	United Kingdom	23,548	260,789
Gestevision Telecinco SA *	Spain	37,985	842,535
ITV plc	United Kingdom	833,403	1,532,492
Lamar Advertising Co., Class A *	United States	35,700	1,592,934
Promotora de Informaciones SA	Spain	64,785	1,188,237
Toho Co., Ltd.	Japan	38,300	732,472

			6,149,459

Multi-line Retail 2.1%
Isetan Co., Ltd.	Japan	110,500	1,981,868
Laura Ashley Holdings plc *	United Kingdom	1,029,792	241,359
Ryohin Keikaku Co., Ltd.	Japan	30,300	2,023,384

			4,246,611

Specialty Retail 5.7%
American Eagle Outfitters, Inc.	United States	71,930	1,693,952
Chico’s FAS, Inc. *	United States	40,506	1,601,607
Electronics Boutique plc	United Kingdom	722,091	1,095,227
Gruppo Coin SpA *	Italy	6,591	19,748
Homestyle Group plc *	United Kingdom	193,556	261,926

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Pigeon Corp.	Japan	44,300	$580,184
RONA, Inc. *	Canada	74,900	1,391,158
United Arrows, Ltd.	Japan	39,800	2,135,834
Urban Outfitters, Inc. *	United States	27,500	779,075
Yamada Denki Co., Ltd.	Japan	24,500	2,166,730

			11,725,441

Textiles, Apparel & Luxury Goods 3.4%
Adidas-Salomon AG	Germany	19,244	3,228,016
Geox SpA *	Italy	161,493	1,537,628
Polo Ralph Lauren Corp., Class A	United States	16,144	794,285
Puma AG Rudolph Dassler Sport	Germany	2,844	720,221
Umbro Holdings, Ltd. *	United Kingdom	363,191	796,820

			7,076,970

CONSUMER STAPLES 4.9%
Beverages 1.7%
C&C Group plc	Ireland	184,118	1,136,449
Davide Campari Milano SpA	Italy	190,684	1,293,952
Ito En, Ltd.	Japan	15,300	736,177
Koninklijke Grolsch NV	Netherlands	11,022	287,339

			3,453,917

Food & Staples Retailing 0.8%
Seijo Corp.	Japan	17,000	464,548
United Natural Foods, Inc. *	United States	44,809	1,259,581

			1,724,129

Food Products 1.9%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	778	1,316,551
CJ Corp.	South Korea	12,200	864,528
Koninklijke Wessanen NV	Netherlands	89,070	1,307,736
RHM plc *	United Kingdom	69,944	320,484

			3,809,299

Personal Products 0.5%
Body Shop International plc	United Kingdom	266,767	991,078

ENERGY 5.4%
Energy Equipment & Services 2.2%
Cal Dive International, Inc. *	United States	24,600	1,513,884
Cooper Cameron Corp. *	United States	21,800	1,607,314
Fugro NV	Netherlands	19,901	537,938
SBM Offshore NV	Netherlands	11,282	872,244

			4,531,380

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 3.2%
Encore Aquisition Co. *	United States	22,800	$782,268
Newfield Exploration Co. *	United States	36,100	1,636,413
Paladin Resources plc	United Kingdom	194,946	1,206,998
Premier Oil plc *	United Kingdom	66,187	850,042
Southwestern Energy Co. *	United States	16,100	1,167,894
Tullow Oil plc	United Kingdom	193,146	829,440

			6,473,055

FINANCIALS 7.3%
Capital Markets 1.9%
Affiliated Managers Group, Inc. *	United States	21,897	1,680,595
ICAP plc	United Kingdom	112,191	685,364
Investors Financial Services Corp.	United States	20,100	772,415
Man Group plc	United Kingdom	17,540	477,482
Schroders plc	United Kingdom	24,844	377,312

			3,993,168

Commercial Banks 2.3%
Anglo Irish Bank Corp. plc	Ireland	155,093	2,099,710
City National Corp.	United States	16,400	1,203,432
The Bank of Yokohama, Ltd.	Japan	164,000	1,335,201
Tokyo Star Bank *	Japan	27	94,195

			4,732,538

Consumer Finance 2.2%
Gimv NV	Belgium	15,095	777,223
Nissin Co., Ltd.	Japan	753,500	1,089,169
Nissin Co., Ltd. # +	Japan	753,500	1,074,810
Takefuji Corp.	Japan	20,930	1,471,295

			4,412,497

Diversified Financial Services 0.1%
Brascan Corp., Class A	Canada	5,553	253,240

Insurance 0.8%
NIPPONKOA Insurance Co., Ltd.	Japan	146,000	1,228,316
QBE Insurance Group, Ltd.	Australia	26,821	357,960

			1,586,276

HEALTH CARE 8.7%
Biotechnology 2.2%
PRA International *	United States	50,900	1,351,904
Protein Design Labs, Inc. *	United States	44,600	1,249,692
Q-Cells AG *	Germany	11,970	657,131
Serologicals Corp. *	United States	62,900	1,225,292

			4,484,019

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 2.7%
Advanced Medical Optics, Inc. *	United States	44,300	$1,580,624
ArthroCare Corp. *	United States	44,821	1,646,275
Nektar Therapeutics *	United States	40,300	606,918
Symmetry Medical, Inc *	United States	76,299	1,689,260

			5,523,077

Health Care Providers & Services 3.1%
American Healthways, Inc. *	United States	29,101	1,180,337
Eurofins Scientific SA *	France	31,127	1,324,607
Humana, Inc. *	United States	43,100	1,913,209
VCA Antech, Inc. *	United States	62,000	1,599,600
WebMD Health Corp., Class A *	United States	10,200	266,424

			6,284,177

Pharmaceuticals 0.7%
Medicis Pharmaceutical Corp., Class A	United States	49,166	1,450,397

INDUSTRIALS 21.5%
Aerospace & Defense 2.3%
BAE Systems plc	United Kingdom	346,095	2,022,314
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	32,375	1,255,826
Goodrich Corp.	United States	37,100	1,338,197

			4,616,337

Airlines 0.8%
AirTran Holdings Inc.	United States	25,900	387,428
Korean Air Co., Ltd.	South Korea	57,260	1,074,087
Transat A.T., Inc., Class A *	Canada	9,793	133,599
Transat A.T., Inc., Class B *	Canada	5,798	78,632

			1,673,746

Commercial Services & Supplies 5.3%
Buhrmann NV	Netherlands	299,789	3,314,591
Danka Business System plc	United Kingdom	148,028	74,907
Danka Business System plc, ADR	United Kingdom	327,883	698,391
Diamond Lease Co., Ltd.	Japan	34,000	1,575,745
Navigant Consulting Co. *	United States	85,017	1,782,806
United Services Group NV	Netherlands	102,435	3,304,400

			10,750,840

Construction & Engineering 4.1%
Ballast Nedam NV *	Netherlands	16,254	663,809
Fomento de Construcciones y Contratas SA	Spain	3,094	169,748
Granite Construction, Inc.	United States	42,300	1,442,853
Heijmans NV	Netherlands	50,378	2,275,798
Koninklijke BAM Groep NV	Netherlands	40,608	3,297,315
Okumura Corp.	Japan	105,000	657,331

			8,506,854

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 2.0%
Leoni AG	Germany	22,505	$701,338
Regal - Beloit Corp.	United States	49,900	1,588,317
SGL Carbon AG *	Germany	127,344	1,864,069

			4,153,724

Machinery 4.3%
Charter plc *	United Kingdom	326,087	2,237,246
Deutz AG *	Germany	233,955	1,059,926
Hino Motors, Ltd.	Japan	284,000	1,816,519
JLG Industries, Inc.	United States	39,352	1,509,543
MAN AG	Germany	12,509	580,841
NGK Insulators, Ltd.	Japan	46,000	547,901
THK Co., Ltd.	Japan	42,200	956,882

			8,708,858

Trading Companies & Distributors 2.2%
Ashtead Group plc *	United Kingdom	1,639,636	4,088,166
Hagemeyer NV *	Netherlands	163,096	441,698

			4,529,864

Transportation Infrastructure 0.5%
Cintra Concesiones de Infraestructuras de Transporte SA *	Spain	82,716	980,740

INFORMATION TECHNOLOGY 17.6%
Communications Equipment 2.6%
Arris Group, Inc. *	United States	141,400	1,169,378
F5 Networks, Inc. *	United States	32,500	1,690,975
Packeteer, Inc. *	United States	52,620	415,172
Sierra Wireless, Inc. *	Canada	84,700	930,714
Sonus Networks, Inc. *	United States	238,100	1,038,116

			5,244,355

Computers & Peripherals 3.9%
Avid Technology, Inc. *	United States	35,940	1,769,326
Bull SA *	France	2,267,569	2,037,817
Logitech International SA	Switzerland	31,673	1,210,052
Logitech International SA, ADR	Switzerland	38,700	1,484,532
Nextcom KK	Japan	360	426,896
Nextcom KK	Japan	120	144,425
SanDisk Corp. *	United States	15,900	936,351

			8,009,399

Electronic Equipment & Instruments 1.2%
Itron, Inc. *	United States	18,000	782,280
Nidec Corp. *	Japan	9,700	567,912
Nidec Corp. # +	Japan	9,700	537,615
Takano Co., Ltd.	Japan	27,800	479,296

			2,367,103

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 2.4%
Akamai Technologies, Inc. *	United States	107,800	$1,869,252
Openwave Systems, Inc. *	United States	93,300	1,667,271
WebEx Communications, Inc. *	United States	55,005	1,260,165

			4,796,688

IT Services 3.6%
Altran Technologies *	France	160,435	1,875,609
Arrk, Ltd.	Japan	25,100	1,385,801
Cognizant Technology Solutions Corp., Class A *	United States	16,900	743,262
Getronics NV	Netherlands	24,674	307,117
Hewitt Associates, Inc. *	United States	53,400	1,425,246
MoneyGram International, Inc.	United States	68,529	1,665,255

			7,402,290

Office Electronics 1.5%
Neopost	France	32,447	3,131,038

Semiconductors & Semiconductor Equipment 1.9%
Advantest Corp.	Japan	60,400	864,377
MEMC Electronic Materials, Inc. *	United States	87,300	1,566,162
Microchip Technology, Inc.	United States	48,300	1,457,211

			3,887,750

Software 0.5%
Activision, Inc. *	United States	71,333	1,124,927

MATERIALS 2.8%
Chemicals 2.4%
Sigma-Aldrich Corp.	United States	25,000	1,592,500
Tokuyama Corp.	Japan	274,000	2,712,140
Umicore SA	Belgium	6,804	681,057

			4,985,697

Metals & Mining 0.2%
Gabriel Resources, Ltd. *	Canada	30,200	60,081
Harmony Gold Mining Co., Ltd., ADR *	South Africa	30,127	314,827

			374,908

Paper & Forest Products 0.2%
Miquel y Costas & Miquel SA	Spain	13,791	421,983

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 0.9%
Jupiter Telecommunications Co., Ltd. *	Japan	882	711,838
Option NV *	Belgium	18,355	1,161,957

			1,873,795

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.6%
Carphone Warehouse plc	United Kingdom	128,944	$447,125
Leap Wireless International, Inc. *	United States	52,862	1,744,974
Mobistar SA *	Belgium	3,301	267,300
NII Holdings, Inc., Class B *	United States	19,700	1,633,524
Tim Participacoes SA, ADR	Brazil	56,436	1,143,958

			5,236,881

UTILITIES 2.4%
Gas Utilities 0.1%
China Gas Holdings, Ltd. *	Hong Kong	1,698,000	272,216

Multi-Utilities 0.6%
United Utilities plc	United Kingdom	66,346	731,395
Vector, Ltd. *	New Zealand	194,611	418,178

			1,149,573

Water Utilities 1.7%
AWG plc	United Kingdom	137,910	2,344,561
Kelda Group plc	United Kingdom	33,571	413,138
Sociedad General de Aguas de Barcelona SA	Spain	34,841	803,638

			3,561,337

Total Common Stocks (cost $160,539,142)			199,635,724

WARRANTS 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Gabriel Resources, Ltd., Expiring 3/31/2007 * (cost $3,285)		14,650	8,681

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $5,883,212)	United States	5,883,212	5,883,212

Total Investments (cost $166,425,639) 100.5%			205,527,617
Other Assets and Liabilities (0.5)%			(1,028,221)

Net Assets 100.0%			$204,499,396

*	Non-income producing security
#	Delayed delivery shares received from stock split
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2005

The following table shows the percent of total long-term investments by geographic location as of October 31, 2005:
United States	36.6%
Japan	15.5%
United Kingdom	14.9%
Netherlands	8.3%
Germany	5.7%
France	4.5%
Spain	3.4%
Switzerland	2.0%
Belgium	1.7%
Ireland	1.6%
Canada	1.5%
Italy	1.3%
Brazil	1.2%
South Korea	1.0%
New Zealand	0.2%
Australia	0.2%
South Africa	0.2%
Hong Kong	0.1%
Finland	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2005:
Consumer Discretionary	24.1%
Industrials	22.0%
Information Technology	18.0%
Health Care	8.9%
Financials	7.5%
Energy	5.5%
Consumer Staples	5.0%
Telecommunication Services	3.6%
Materials	2.9%
Utilities	2.5%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

Assets
Investments in securities, at value (cost $160,542,427)	$199,644,405
Investments in affiliated money market fund, at value (cost $5,883,212)	5,883,212

Total investments	205,527,617
Foreign currency, at value (cost $1,880,550)	1,831,663
Receivable for securities sold	1,337,173
Receivable for Fund shares sold	688,006
Dividends receivable	201,387
Unrealized gains on forward foreign currency exchange contracts	113,137
Prepaid expenses and other assets	25,154

Total assets	209,724,137

Liabilities
Payable for securities purchased	4,938,880
Payable for Fund shares redeemed	218,348
Advisory fee payable	5,029
Distribution Plan expenses payable	2,726
Due to other related parties	984
Accrued expenses and other liabilities	58,774

Total liabilities	5,224,741

Net assets	$204,499,396

Net assets represented by
Paid-in capital	$149,468,423
Undistributed net investment loss	(107,496)
Accumulated net realized gains on investments	15,973,623
Net unrealized gains on investments	39,164,846

Total net assets	$204,499,396

Net assets consists of
Class A	$139,975,309
Class B	32,135,953
Class C	26,643,997
Class I	5,744,137

Total net assets	$204,499,396

Shares outstanding (unlimited number of shares authorized)
Class A	5,024,899
Class B	1,330,008
Class C	1,098,044
Class I	201,811

Net asset value per share
Class A	$27.86
Class A—Offering price (based on sales charge of 5.75%)	$29.56
Class B	$24.16
Class C	$24.27
Class I	$28.46

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended October 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $214,344)	$1,836,620
Income from affiliate	119,120

Total investment income	1,955,740

Expenses
Advisory fee	1,611,542
Distribution Plan expenses
Class A	357,868
Class B	300,401
Class C	236,184
Administrative services fee	176,442
Transfer agent fees	467,391
Trustees’ fees and expenses	3,253
Printing and postage expenses	72,198
Custodian and accounting fees	167,180
Registration and filing fees	54,051
Professional fees	45,609
Other	25,740

Total expenses	3,517,859
Less: Expense reductions	(2,840)
Expense reimbursements	(33)

Net expenses	3,514,986

Net investment loss	(1,559,246)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	31,444,533
Foreign currency related transactions	(44,062)

Net realized gains on investments	31,400,471
Net change in unrealized gains or losses on investments	7,671,437

Net realized and unrealized gains or losses on investments	39,071,908

Net increase in net assets resulting from operations	$37,512,662

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2005		2004

Operations
Net investment loss		$(1,559,246)		$(1,387,791)
Net realized gains on investments		31,400,471		21,287,710
Net change in unrealized gains or losses
on investments		7,671,437		5,045

Net increase in net assets resulting
from operations		37,512,662		19,904,964

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,452,459	38,201,738	913,943	19,008,370
Class B	387,084	8,702,802	215,623	3,899,252
Class C	323,230	7,310,165	131,035	2,376,981
Class I	191,800	5,019,226	51,402	1,100,883

		59,233,931		26,385,486

Automatic conversion of Class B shares
to Class A shares
Class A	68,365	1,762,857	140,849	2,877,641
Class B	(78,498)	(1,762,857)	(160,559)	(2,877,641)

		0		0

Payment for shares redeemed
Class A	(920,678)	(23,703,853)	(1,236,995)	(25,429,074)
Class B	(329,550)	(7,379,807)	(551,803)	(9,936,632)
Class C	(216,788)	(4,863,772)	(226,082)	(4,120,061)
Class I	(69,348)	(1,867,439)	(11,051)	(231,728)

		(37,814,871)		(39,717,495)

Net increase (decrease) in net assets
resulting from capital share
transactions		21,419,060		(13,332,009)

Total increase in net assets		58,931,722		6,572,955
Net assets
Beginning of period		145,567,674		138,994,719

End of period	$ 204,499,396		$ 145,567,674

Undistributed net investment loss		$(107,496)		$(14,628)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Global Opportunities Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

22

NOTES TO FINANCIAL STATEMENTS continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and passive foreign investment companies. During the year ended October 31, 2005, the following amounts were reclassified:

Paid-in capital	($382,720)
Undistributed net investment loss	1,466,378
Accumulated net realized gains on investments	(1,083,658)

23

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2005, EIMC reimbursed other expenses in the amount of $33.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2005, the Fund paid brokerage commissions of $2,886 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31,2005, EIS received $40,493 from the sale of Class A shares and $50,961 and $809 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

24

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $202,118,006 and $185,410,695, respectively, for the year ended October 31, 2005.

At October 31, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange		U.S. Value at	In Exchange	Unrealized
Date	Contracts to Deliver	October 31, 2005	for U.S. $	Gain

11/22/2005	2,586,000 EUR	$ 3,103,384	$ 3,161,566	$ 58,182
11/22/2005	2,390,000 GBP	4,226,491	4,281,446	54,955

$167,952,681. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,916,561 and $3,341,625, respectively, with a net unrealized appreciation of $37,574,936.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Loss	Capital Gain	Appreciation

$14,832	$17,500,665	$37,545,140

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily wash sales and passive foreign investment companies.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

25

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund,

26

NOTES TO FINANCIAL STATEMENTS continued

EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Global Opportunities Fund, a series of Evergreen International Trust, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Global Opportunities Fund, as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2005

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

29

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

30

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that Class A shares of the Fund had achieved quite favorable performance, performing in the top quintile for recently completed one- and five-year periods and in the second quintile for the recently completed three-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was above the median, but within the range of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had

31

ADDITIONAL INFORMATION (unaudited) continued

implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

32

This page left intentionally blank

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564343 rv3 12/2005

Evergreen International Equity Fund

Evergreen

INTERNATIONAL EQUITY FUND

Annual Report
as of October 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen International Equity Fund, which covers the twelve-month period ended October 31, 2005.

During the past year, the financial markets were presented with a variety of challenges. Questions about the sustainability of economic growth, tighter monetary policy, surging energy prices, the terrorist bombings in London and credit downgrades in the auto sector at times all weighed heavily on market sentiment. If all that wasn’t enough to sufficiently rattle investors, hurricanes devastated the gulf region. It is in times such as these when the importance of proper asset allocation cannot be overstated, and we continue to recommend exposure to the global markets. By including an international component, such as those funds available in Evergreen International Trust, we believe investors will be able to minimize volatility while contributing to the performance of their long-term, diversified portfolios.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth more normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in early autumn.

Having already anticipated the potential for rising inflation, the Federal Reserve maintained its

LETTER TO SHAREHOLDERS continued

“measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often confused the markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Indeed, even as the yield curve continued to flatten, we concluded that long-term pricing pressures, despite energy, were insufficient to halt the expansion. As a result, we continued to view monetary policy as one of less stimulation, rather than more restriction, for the U.S. economy.

While the major domestic market indexes often struggled to find their footing, many international markets performed well over the past year, and our portfolio teams worked diligently to identify the best opportunities for our investors. The theme for global growth resonated in Evergreen Emerging Markets Growth Fund, as an emphasis on energy and materials contributed positively to the portfolio, and the managers for Evergreen Global Large Cap Equity Fund employed a similar strategy over the past twelve months. Country-specific themes played a significant role in Evergreen Global Opportunities Fund, as investments in Japan and the Netherlands proved beneficial. Japan’s overweight position was also evident in the performance of Evergreen International Equity Fund. Excess global liquidity and the heightened fears of terror increased demand for gold and the portfolio managers of Evergreen Precious Metals Fund attempted to position the portfolio accordingly. Finally, the investment managers of Evergreen International Bond Fund focused their efforts on identifying markets with little interest rate risk that offered attractive yields, and exposure to the United Kingdom, South Africa, Sweden, Mexico, Canada helped drive performance.

We encourage long-term investors to diversify globally, in an attempt to

LETTER TO SHAREHOLDERS continued

pursue improved growth prospects while attempting to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Gilman C. Gunn

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

Average annual return*

1-year with sales charge	12.90%	14.05%	18.00%	N/A	N/A

1-year w/o sales charge	19.83%	19.05%	19.00%	20.29%	19.63%

5-year	3.61%	3.80%	4.12%	5.18%	4.32%

10-year	7.45%	7.51%	7.51%	8.29%	7.60%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C, I and R prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A, I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, I and R would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International Europe, Australia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 19.83% for the twelve-month period ended October 31, 2005, excluding any applicable sales charges. During the same period, the Morgan Stanley Capital International Europe, Australia and Far East Free Index (MSCI EAFE Free) returned 18.09%.

The fund seeks to achieve long-term growth of capital and secondarily, modest income.

In a strong year for international investing, the fund outperformed both the MSCI EAFE Free, which reflects the performance of stocks in major foreign industrialized nations, and the median in Lipper’s International Multi-Cap Core fund category. In local currency terms, international stocks did very well in markets throughout the world. The Japanese market was up after a prolonged, multi-year slump. Germany’s market gained 18% and the markets in France and the United Kingdom rose by 15% and 14%, respectively. However, U.S. investors saw only a portion of those gains, as the U.S. dollar appreciated in value against major foreign currencies, including the euro and the Japanese yen.

Aided by a backdrop of expanding global economy, emerging markets tended to perform better than major industrialized nations in U.S. dollar terms.

The fund’s strong relative performance was due principally to security selection and a small allocation, about 5% of assets, into emerging market stocks. Our stock selection in Japan was particularly successful. The largest individual contributor to fund performance was Yamada Denki, a big box retailer of electronics equipment that expanded its market share in Japan throughout the year. Other Japan-based investments that supported performance included Orix Corp. and Japan Tobacco. Orix Corp., a consumer finance company involved in equipment lending and other niche financial markets, reported strong earnings growth, while Japan Tobacco benefited from increasing acquisitions in foreign markets.

Our most successful European investment was our position in the U.K.-based defense and aerospace electronics company BAE Systems. A long-term holding, this company’s stock rose 39% in local currency terms during the twelve months ended October 31, 2005. Among our emerging market selections, Cemex of Mexico, and Korea Electric Power Corp. (“KEPCO”) of South Korea stood out. Cemex, which produces cement and aggregates for the construction industry, has been expanding internationally through acquisitions. KEPCO controls a large portion of the Korean power market, but its stock price was selling at a deep discount to the company’s book value when we established a position.

We did have some disappointments, however. Kingfisher, a British-based home improvement retailer with stores in France as well as in the U.K., faced stiff competition in a lower growth environment. Smith and Nephew plc, a U.K.-based medical equipment company specializing in hip and knee replacement devices, found its pricing power limited because of strong cost control pressures from the HMO industry.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of October 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,094.10	$5.44
Class B	$ 1,000.00	$ 1,090.70	$9.12
Class C	$ 1,000.00	$ 1,090.59	$9.12
Class I	$ 1,000.00	$ 1,096.85	$3.86
Class R	$ 1,000.00	$ 1,092.47	$6.54
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.01	$5.24
Class B	$ 1,000.00	$ 1,016.48	$8.79
Class C	$ 1,000.00	$ 1,016.48	$8.79
Class I	$ 1,000.00	$ 1,021.53	$3.72
Class R	$ 1,000.00	$ 1,018.95	$6.31

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.03% for Class A, 1.73% for Class B, 1.73% for Class C, 0.73% for Class I and 1.24% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.15	$ 7.06	$5.89	$6.47	$ 8.61

Income from investment operations
Net investment income (loss)	0.10	0.05[1]	0.08[1]	0.07[1]	0.05[1]
Net realized and unrealized gains or losses on investments	1.50	1.11	1.14	(0.60)	(1.50)

Total from investment operations	1.60	1.16	1.22	(0.53)	(1.45)

Distributions to shareholders from
Net investment income	(0.10)	(0.07)	(0.05)	(0.05)	(0.02)
Net realized gains	0	0	0	0	(0.67)

Total distributions to shareholders	(0.10)	(0.07)	(0.05)	(0.05)	(0.69)

Net asset value, end of period	$ 9.65	$ 8.15	$7.06	$5.89	$ 6.47

Total return[2]	19.83%	16.60%	20.89%	(8.27%)	(18.20%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 476	$ 285	$178	$ 195	$ 150
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.07%	1.13%	1.12%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.07%	1.13%	1.12%	1.17%
Net investment income (loss)	1.48%	0.68%	1.26%	1.11%	0.76%
Portfolio turnover rate	58%	72%	141%	92%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.93	$ 6.88	$5.74	$6.33	$ 8.49

Income from investment operations
Net investment income (loss)	0.07	0[1]	0.02[1]	0.02[1]	0[1]
Net realized and unrealized gains or losses on investments	1.44	1.08	1.12	(0.57)	(1.48)

Total from investment operations	1.51	1.08	1.14	(0.55)	(1.48)

Distributions to shareholders from
Net investment income	(0.06)	(0.03)	0	(0.04)	(0.01)
Net realized gains	0	0	0	0	(0.67)

Total distributions to shareholders	(0.06)	(0.03)	0	(0.04)	(0.68)

Net asset value, end of period	$ 9.38	$ 7.93	$6.88	$5.74	$ 6.33

Total return[2]	19.05%	15.82%	19.86%	(8.75%)	(18.78%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 57	$ 47	$38	$ 31	$ 37
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.77%	1.85%	1.87%	1.92%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.77%	1.85%	1.87%	1.92%
Net investment income (loss)	0.80%	(0.04%)	0.37%	0.29%	0.04%
Portfolio turnover rate	58%	72%	141%	92%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.94	$ 6.88	$5.74	$6.33	$ 8.50

Income from investment operations
Net investment income (loss)	0.07	0[1]	0.03[1]	0.02[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	1.43	1.09	1.11	(0.57)	(1.47)

Total from investment operations	1.50	1.09	1.14	(0.55)	(1.49)

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	0	(0.04)	(0.01)
Net realized gains	0	0	0	0	(0.67)

Total distributions to shareholders	(0.05)	(0.03)	0	(0.04)	(0.68)

Net asset value, end of period	$ 9.39	$ 7.94	$6.88	$5.74	$ 6.33

Total return[2]	19.00%	15.92%	19.86%	(8.75%)	(18.88%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 74	$ 58	$52	$ 44	$ 49
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.77%	1.85%	1.87%	1.93%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.77%	1.85%	1.87%	1.93%
Net investment income (loss)	0.77%	(0.05%)	0.44%	0.33%	(0.36%)
Portfolio turnover rate	58%	72%	141%	92%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.21	$ 7.11	$5.93	$6.49	$ 8.62

Income from investment operations
Net investment income (loss)	0.16	0.07[2]	0.09[2]	0.09[2]	0.07[2]
Net realized and unrealized gains or losses on investments	1.49	1.13	1.15	(0.60)	(1.51)

Total from investment operations	1.65	1.20	1.24	(0.51)	(1.44)

Distributions to shareholders from
Net investment income	(0.12)	(0.10)	(0.06)	(0.05)	(0.02)
Net realized gains	0	0	0	0	(0.67)

Total distributions to shareholders	(0.12)	(0.10)	(0.06)	(0.05)	(0.69)

Net asset value, end of period	$ 9.74	$ 8.21	$7.11	$5.93	$ 6.49

Total return	20.29%	16.98%	21.19%	(7.90%)	(18.02%)

Ratios and supplemental data
Net assets, end of period (millions)	$2,006	$1,559	$1,173	$ 677	$ 522
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.77%	0.84%	0.88%	0.92%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.77%	0.84%	0.88%	0.92%
Net investment income (loss)	1.78%	0.96%	1.40%	1.33%	1.07%
Portfolio turnover rate	58%	72%	141%	92%	129%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS R	2005	2004	2003[1]

Net asset value, beginning of period	$ 8.00	$6.88	$6.97

Income from investment operations
Net investment income (loss)	0.11[2]	0.01	0[2]
Net realized and unrealized gains or losses on investments	1.46	1.11	(0.09)

Total from investment operations	1.57	1.12	(0.09)

Net asset value, end of period	$ 9.57	$8.00	$6.88

Total return	19.63%	16.28%	(1.29%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,958	$434	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.23%	1.28%	0.95%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.23%	1.28%	0.95%[3]
Net investment income (loss)	1.21%	0.89%	(1.83%)[3]
Portfolio turnover rate	58%	72%	141%

1 For the period from October 10, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2005

	Country	Shares	Value

COMMON STOCKS 93.6%
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	France	102,248	$5,518,459
Continental AG	Germany	85,977	6,572,639

			12,091,098

Automobiles 1.4%
Renault SA *	France	109,004	9,434,878
Toyota Motor Corp.	Japan	613,800	28,505,092

			37,939,970

Hotels, Restaurants & Leisure 1.7%
Hilton Group plc	United Kingdom	3,158,543	18,943,286
Sodexho Alliance SA	France	667,320	25,968,097

			44,911,383

Household Durables 1.8%
Koninklijke Philips Electronics NV	Netherlands	1,798,966	47,041,282

Leisure Equipment & Products 0.3%
Photo-Me International plc	United Kingdom	3,042,551	6,849,299

Media 3.0%
Axel Springer Verlag AG	Germany	19,766	2,524,511
Edipresse SA	Switzerland	2,795	1,298,921
Havas SA	France	1,564,975	7,594,730
Lagardere Groupe	France	57,088	3,922,951
PagesJaunes SA	France	263,862	6,800,347
Promotora de Informaciones SA	Spain	136,310	2,500,093
Television Broadcasts, Ltd.	Hong Kong	2,232,000	12,398,918
Toho Co., Ltd.	Japan	274,200	5,243,964
Vivendi Universal *	France	1,113,430	34,992,250

			77,276,685

Multi-line Retail 1.2%
Isetan Co., Ltd.	Japan	1,044,000	18,724,613
NEXT plc	United Kingdom	270,830	6,387,249
Takashimaya Co., Ltd.	Japan	453,000	6,064,635

			31,176,497

Specialty Retail 3.2%
Aoyama Trading Co., Ltd.	Japan	279,100	8,375,038
Kingfisher plc	United Kingdom	4,988,269	18,696,821
United Arrows, Ltd.	Japan	160,000	8,586,268
Yamada Denki Co., Ltd.	Japan	539,600	47,721,129

			83,379,256

Textiles, Apparel & Luxury Goods 1.1%
Adidas-Salomon AG	Germany	85,071	14,269,932
Christian Dior SA	France	192,670	15,463,284

			29,733,216

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 9.2%
Beverages 1.7%
Diageo plc	United Kingdom	1,853,771	$27,382,995
Kirin Brewery Co., Ltd.	Japan	961,000	10,644,969
Koninklijke Grolsch NV	Netherlands	58,914	1,535,862
Wolverhampton & Dudley Breweries plc	United Kingdom	287,150	5,854,206

			45,418,032

Food & Staples Retailing 0.8%
Carrefour SA	France	461,426	20,511,611

Food Products 3.0%
Bunge, Ltd.	Bermuda	62,899	3,266,974
Chocoladefabriken Lindt & Sprungli AG	Switzerland	5,504	9,314,005
Cresud S.A.C.I.F.	Argentina	201,465	2,214,100
Ezaki Glico Co., Ltd.	Japan	678,000	6,162,902
Koninklijke Wessanen NV	Netherlands	1,274,914	18,718,427
Nestle SA	Switzerland	116,089	34,519,497
Tata Tea, Ltd.	India	190,177	3,176,770

			77,372,675

Personal Products 0.8%
Shiseido Co., Ltd.	Japan	1,332,000	21,338,352

Tobacco 2.9%
British American Tobacco plc	United Kingdom	1,793,637	39,446,368
Japan Tobacco, Inc.	Japan	1,636	25,904,515
Swedish Match AB	Sweden	1,031,445	11,747,167

			77,098,050

ENERGY 8.7%
Oil, Gas & Consumable Fuels 8.7%
BP plc	United Kingdom	8,243,052	91,172,685
Eni SpA	Italy	1,022,326	27,348,620
Gaz de France	France	259,295	7,970,494
Petro-Canada	Canada	157,900	5,501,938
Royal Dutch Shell plc, Class A	United Kingdom	264,412	8,190,468
Statoil ASA	Norway	233,800	5,195,173
Total SA, Class B	France	323,296	81,422,881

			226,802,259

FINANCIALS 22.6%
Capital Markets 1.8%
Compagnie Nationale a Portefeuille	Belgium	10,737	2,773,606
Deutsche Bank AG	Germany	330,477	30,956,923
UBS AG	Switzerland	158,603	13,449,560

			47,180,089

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 8.0%
Anglo Irish Bank Corp. plc	Ireland	1,625,417	$22,005,530
BNP Paribas SA	France	322,280	24,437,635
HBOS plc	United Kingdom	654,523	9,656,958
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	513,111	8,038,859
HSBC Holdings plc - London Exchange	United Kingdom	1,165,434	18,327,955
Lloyds TSB Group plc	United Kingdom	1,770,652	14,506,690
Mitsubishi Tokyo Financial Group, Inc.	Japan	2,877	36,288,319
Mizuho Financial Group, Inc.	Japan	2,106	14,149,691
Royal Bank of Scotland Group plc	United Kingdom	1,119,396	30,971,570
Sumitomo Trust & Banking Co., Ltd.	Japan	955,000	8,116,021
The Bank of Yokohama, Ltd.	Japan	1,570,000	12,782,107
The Chiba Bank, Ltd.	Japan	1,020,000	9,123,634

			208,404,969

Consumer Finance 4.3%
Nissin Co., Ltd.	Japan	5,735,200	8,290,117
Nissin Co., Ltd. † #	Japan	5,735,200	8,180,822
Orix Corp.	Japan	257,400	48,266,793
Takefuji Corp.	Japan	663,340	46,630,136

			111,367,868

Diversified Financial Services 2.4%
AFK Sistema, GDR *	Russia	38,247	856,054
Brascan Corp., Class A	Canada	114,817	5,236,141
Groupe Bruxelles Lambert SA	Belgium	194,709	17,762,916
Guoco Group, Ltd.	Bermuda	1,798,000	17,882,853
Pargesa Holdings SA	Switzerland	186,200	14,348,217
Sanyo Shinpan Servicer Co., Ltd.	Japan	103,350	7,503,028

			63,589,209

Insurance 4.1%
Allianz AG	Germany	42,556	6,011,494
Amlin plc	United Kingdom	2,898,930	11,366,960
Baloise-Holding AG	Switzerland	150,298	7,651,660
Catlin Group, Ltd. *	Bermuda	1,018,114	8,722,307
CNP Assurances	France	216,266	15,047,176
Irish Life & Permanent plc - Irish Exchange	Ireland	666,916	11,753,089
Irish Life & Permanent plc - London Exchange	Ireland	144,099	2,507,645
Mitsui Sumitomo Insurance Co., Ltd.	Japan	2,098,000	27,094,439
Swiss Reinsurance Co.	Switzerland	228,377	15,404,924
Trygvesta AG *	Denmark	61,070	2,520,838

			108,080,532

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 2.0%
British Land Co. plc	United Kingdom	500,179	$7,875,422
Hysan Development Co., Ltd.	Hong Kong	2,156,000	4,685,968
IRSA-Inversiones y Representaciones SA *	Argentina	281,525	3,257,244
IVG Immobilien AG	Germany	907,721	17,504,492
Mitsubishi Estate Co., Ltd.	Japan	1,276,000	18,965,859

			52,288,985

HEALTH CARE 8.3%
Health Care Equipment & Supplies 1.0%
Smith & Nephew plc	United Kingdom	3,076,306	26,013,267

Pharmaceuticals 7.3%
Astellas Pharma, Inc.	Japan	478,100	17,100,881
Daiichi Sankyo Co., Ltd. *	Japan	178,717	3,240,325
Eisai Co., Ltd.	Japan	243,200	9,552,066
GlaxoSmithKline plc, ADR	United Kingdom	2,443,063	63,516,527
Novartis AG	Switzerland	437,733	23,522,656
Orion Oyj, Class B	Finland	109,100	2,372,584
Roche Holding AG	Switzerland	344,460	51,409,821
Sanofi-Aventis SA	France	258,666	20,714,672

			191,429,532

INDUSTRIALS 9.0%
Aerospace & Defense 2.0%
BAE Systems plc	United Kingdom	9,077,952	53,044,581

Building Products 0.7%
Compagnie de Saint-Gobain SA	France	313,730	17,187,692

Commercial Services & Supplies 0.3%
Buhrmann NV	Netherlands	544,472	6,019,908
United Services Group NV	Netherlands	90,242	2,911,072

			8,930,980

Construction & Engineering 0.4%
Fomento de Construcciones y Contratas SA	Spain	47,714	2,617,755
Okumura Corp.	Japan	1,440,000	9,014,822

			11,632,577

Electrical Equipment 0.8%
Alstom SA *	France	253,061	12,124,332
Schneider Electric SA	France	95,606	7,851,561

			19,975,893

Industrial Conglomerates 1.1%
Far Eastern Textile, Ltd.	Taiwan	9,340,080	5,455,399
Siemens AG	Germany	297,060	22,095,441

			27,550,840

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 3.1%
Fanuc, Ltd.	Japan	209,000	$16,523,871
Heidelberger Druckmaschinen AG *	Germany	125,062	3,971,718
Kawasaki Heavy Industries, Ltd.	Japan	2,036,000	5,343,788
KCI Konecranes International Oyj	Finland	28,200	1,225,015
Komatsu, Ltd.	Japan	1,573,000	21,185,024
Komori Corp.	Japan	232,000	4,044,362
Nabtesco Corp.	Japan	368,000	3,095,002
NGK Insulators, Ltd.	Japan	823,000	9,802,667
Sumitomo Heavy Industries, Ltd.	Japan	362,000	2,529,231
THK Co., Ltd.	Japan	460,000	10,430,462
Volvo AB, Class B	Sweden	55,643	2,293,430

			80,444,570

Metals & Mining 0.0%
Evraz Group SA, GDR	Luxembourg	62,136	1,056,325

Road & Rail 0.6%
Central Japan Railway Co.	Japan	1,835	15,596,810

INFORMATION TECHNOLOGY 3.7%
Communications Equipment 0.2%
L.M. Ericsson Telephone Co., Ser. B *	Sweden	1,044,000	3,431,972
Sierra Wireless, Inc. *	Canada	238,500	2,620,724

			6,052,696

Electronic Equipment & Instruments 0.4%
Onex Corp.	Canada	555,400	9,394,194

IT Services 0.2%
NEC Fielding, Ltd.	Japan	278,500	4,860,555

Office Electronics 1.7%
Canon, Inc.	Japan	425,000	22,497,149
Neopost	France	238,729	23,036,634

			45,533,783

Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp.	Japan	60,500	4,365,775
Samsung Electronics Co., Ltd.	South Korea	27,130	14,464,777

			18,830,552

Software 0.5%
Nintendo Co., Ltd.	Japan	114,800	12,889,857

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 6.0%
Chemicals 2.4%
BASF AG	Germany	322,937	$23,284,251
Imperial Chemical Industries plc	United Kingdom	675,031	3,433,424
Lonza Group AG	Switzerland	294,452	16,943,929
Sanyo Chemical Industries, Ltd.	Japan	620,000	4,672,398
Sumitomo Chemical Co., Ltd.	Japan	909,000	5,367,926
Tokuyama Corp.	Japan	453,000	4,483,939
Umicore SA	Belgium	39,641	3,967,928

			62,153,795

Construction Materials 1.2%
Cemex SA de CV, ADR	Mexico	423,141	22,032,952
Imerys	France	136,309	9,428,368

			31,461,320

Metals & Mining 2.0%
BHP Billiton, Ltd.	United Kingdom	3,353,521	49,374,981
JSC MMC Norilsk Nickel, ADR	Russia	64,920	4,771,620

			54,146,601

Paper & Forest Products 0.4%
UPM-Kymmene Oyj	Finland	509,600	9,842,000

TELECOMMUNICATION SERVICES 6.7%
Diversified Telecommunication Services 4.3%
Deutsche Telekom AG *	Germany	1,368,028	24,189,077
eircom Group plc	Ireland	4,668,890	11,168,854
France Telecom SA *	France	972,442	25,282,363
Nippon Telegraph & Telephone Corp.	Japan	790	3,765,588
Option NV *	Belgium	68,307	4,324,151
Telefonica SA	Spain	1,757,401	28,040,431
Telenor ASA	Norway	1,564,800	15,295,318

			112,065,782

Wireless Telecommunication Services 2.4%
Bouygues SA	France	253,807	12,526,401
MTN Group, Ltd.	South Africa	358,031	2,663,029
Vodafone Group plc	United Kingdom	17,770,433	46,607,376

			61,796,806

UTILITIES 5.2%
Electric Utilities 2.6%
E.ON AG *	Germany	326,766	29,615,359
Enel SpA	Italy	2,004,695	16,177,780
Korea Electric Power Corp.	South Korea	661,360	21,572,315

			67,365,454

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 2.6%
RWE AG	Germany	390,883	$24,968,769
SUEZ	France	1,061,284	28,737,707
United Utilities plc	United Kingdom	1,323,548	14,590,727

			68,297,203

Total Common Stocks (cost $1,972,671,874)			2,447,404,982

PREFERRED STOCKS 1.3%
HEALTH CARE 0.7%
Health Care Equipment & Supplies 0.7%
Fresenius AG	Germany	140,388	19,724,084

INFORMATION TECHNOLOGY 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	South Korea	35,779	14,679,266

Total Preferred Stocks (cost $25,270,581)			34,403,350

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $117,048,674)	United States	117,048,674	117,048,674

Total Investments (cost $2,114,991,129) 99.4%			2,598,857,006
Other Assets and Liabilities 0.6%			15,035,969

Net Assets 100.0%			$2,613,892,975

*	Non-income producing security
†	Security is deemed illiquid and is valued using market quotations when readily available.
#	Delayed delivery shares received from stock split
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

The following table shows the percent of total long-term investments by geographic location as of October 31, 2005:
Japan	25.2%
United Kingdom	23.4%
France	16.8%
Germany	9.1%
Switzerland	7.6%
Netherlands	3.1%
South Korea	2.0%
Ireland	1.9%
Italy	1.8%
Spain	1.3%
Bermuda	1.2%
Belgium	1.2%
Canada	0.9%
Mexico	0.9%
Norway	0.8%
Sweden	0.7%
Hong Kong	0.7%
Finland	0.5%
Russia	0.2%
Argentina	0.2%
Taiwan	0.2%
India	0.1%
South Africa	0.1%
Denmark	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2005:
Financials	23.8%
Consumer Discretionary	14.9%
Consumer Staples	9.7%
Health Care	9.6%
Industrials	9.5%
Energy	9.1%
Telecommunication Services	7.0%
Materials	6.4%
Utilities	5.5%
Information Technology	4.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

Assets
Investments in securities, at value (cost $1,997,942,455)	$2,481,808,332
Investments in affiliated money market fund, at value (cost $117,048,674)	117,048,674

Total investments	2,598,857,006
Foreign currency, at value (cost $4,243,691)	4,249,305
Receivable for securities sold	12,020,829
Receivable for Fund shares sold	3,147,289
Dividends receivable	4,915,629
Prepaid expenses and other assets	96,288

Total assets	2,623,286,346

Liabilities
Payable for securities purchased	7,665,048
Payable for Fund shares redeemed	1,309,100
Advisory fee payable	28,559
Distribution Plan expenses payable	7,419
Due to other related parties	7,135
Accrued expenses and other liabilities	376,110

Total liabilities	9,393,371

Net assets	$2,613,892,975

Net assets represented by
Paid-in capital	$1,993,152,640
Undistributed net investment income	70,264,389
Accumulated net realized gains on investments	66,700,848
Net unrealized gains on investments	483,775,098

Total net assets	$2,613,892,975

Net assets consists of
Class A	$475,543,095
Class B	56,835,665
Class C	73,684,280
Class I	2,005,871,937
Class R	1,957,998

Total net assets	$2,613,892,975

Shares outstanding (unlimited number of shares authorized)
Class A	49,260,460
Class B	6,059,159
Class C	7,851,250
Class I	205,996,686
Class R	204,511

Net asset value per share
Class A	$9.65
Class A — Offering price (based on sales charge of 5.75%)	$10.24
Class B	$9.38
Class C	$9.39
Class I	$9.74
Class R	$9.57

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $6,808,014)	$57,339,889
Income from affiliate	1,399,277

Total investment income	58,739,166

Expenses
Advisory fee	9,586,852
Distribution Plan expenses
Class A	1,163,924
Class B	543,007
Class C	673,639
Class R	5,066
Administrative services fee	2,331,104
Transfer agent fees	1,618,622
Trustees’ fees and expenses	33,067
Printing and postage expenses	132,240
Custodian and accounting fees	3,101,230
Registration and filing fees	129,330
Professional fees	53,900
Interest expense	2,576
Other	46,305

Total expenses	19,420,862
Less: Expense reductions	(31,672)
Expense reimbursements	(428)

Net expenses	19,388,762

Net investment income	39,350,404

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	254,953,764
Foreign currency related transactions	1,105,884

Net realized gains on investments	256,059,648
Net change in unrealized gains or losses on investments	113,924,109

Net realized and unrealized gains or losses on investments	369,983,757

Net increase in net assets resulting from operations	$409,334,161

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2005		2004

Operations
Net investment income		$39,350,404		$14,637,571
Net realized gains on investments		256,059,648		104,344,027
Net change in unrealized gains or
losses on investments		113,924,109		139,584,402

Net increase in net assets resulting
from operations		409,334,161		258,566,000

Distributions to shareholders
from
Net investment income
Class A		(3,798,701)		(1,948,612)
Class B		(332,862)		(195,350)
Class C		(391,604)		(245,898)
Class I		(23,233,926)		(16,265,507)

Total distributions to shareholders		(27,757,093)		(18,655,367)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	27,332,350	248,144,412	20,917,866	160,821,347
Class B	2,003,950	17,648,628	1,928,156	14,487,296
Class C	2,374,316	20,974,772	2,011,911	15,023,057
Class I	40,682,931	370,622,076	48,191,942	373,928,576
Class R	186,057	1,698,274	67,225	508,055

		659,088,162		564,768,331

Net asset value of shares issued in
reinvestment of distributions
Class A	396,370	3,436,527	238,757	1,752,742
Class B	29,778	252,515	21,155	151,894
Class C	37,625	319,060	29,387	210,999
Class I	1,256,252	10,954,520	1,117,694	8,237,407

		14,962,622		10,353,042

Automatic conversion of Class B
shares to Class A shares
Class A	491,513	4,511,081	293,717	2,265,868
Class B	(504,601)	(4,511,081)	(300,939)	(2,265,868)

		0		0

Payment for shares redeemed
Class A	(13,929,877)	(126,603,248)	(11,726,084)	(89,948,362)
Class B	(1,453,631)	(12,785,232)	(1,130,166)	(8,516,843)
Class C	(1,824,068)	(16,143,270)	(2,299,855)	(17,281,560)
Class I	(25,764,556)	(235,663,418)	(24,388,808)	(189,648,957)
Class R	(35,765)	(319,577)	(13,149)	(102,129)

		(391,514,745)		(305,497,851)

Net increase in net assets resulting
from capital share transactions		282,536,039		269,623,522

Total increase in net assets		664,113,107		509,534,155
Net assets
Beginning of period		1,949,779,868		1,440,245,713

End of period		$2,613,892,975	$1,949,779,868

Undistributed net investment income		$70,264,389		$27,714,835

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen International Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and passive foreign investment companies. During the year ended October 31, 2005, the following amounts were reclassified:

Paid-in capital	$2
Undistributed net investment income	30,956,243
Accumulated net realized gains on investments	(30,956,245)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2005, EIMC reimbursed other expenses in the amount of $428.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2005, EIS received $73,632 from the sale of Class A shares and $96,039, and $5,689 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,524,221,789 and $1,323,753,277, respectively, for the year ended October 31, 2005.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $2,160,689,882. The gross unrealized appreciation and depreciation on securities based on tax cost was $456,985,245 and $18,818,121, respectively, with a net unrealized appreciation of $438,167,124.

As of October 31, 2005, the Fund had $219,092 in capital loss carryovers for federal income tax purposes expiring in 2009.

NOTES TO FINANCIAL STATEMENTS continued

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended October 31, 2005 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Long-term
Undistributed	Capital	Unrealized	Capital Loss
Ordinary Income	Gain	Appreciation	Carryover

$70,269,489	$112,618,693	$438,071,245	$219,092

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid were $27,757,093 and $18,655,367 of ordinary income for the years ended October 31, 2005 and October 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

NOTES TO FINANCIAL STATEMENTS continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended October 31, 2005, the Fund had average borrowings outstanding of $57,622 at an average rate of 4.47% and paid interest of $2,576.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s

NOTES TO FINANCIAL STATEMENTS continued

account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

The Trust, on behalf of the Fund, has been named as a defendant in a legal action arising from business activities for which no amount has yet been claimed. Although the amount of any ultimate liability with respect to this matter cannot be determined at this time, in EIMC’s opinion, any such liability will not have a material effect on the Fund’s financial position or results of operations.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

13. SUBSEQUENT DISTRIBUTIONS

On December 6, 2005, the Fund declared distributions from long-term capital gains to shareholders of record on December 5, 2005. The per share amounts payable on December 7, 2005 were as follows:

Long-term
Capital Gains

Class A	$ 0.4155
Class B	0.4155
Class C	0.4155
Class I	0.4155
Class R	0.4155

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen International Equity Fund, a series of Evergreen International Trust, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen International Equity Fund, as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2005, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continu-

ADDITIONAL INFORMATION (unaudited) continued

ation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage

ADDITIONAL INFORMATION (unaudited) continued

commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would contin-

ADDITIONAL INFORMATION (unaudited) continued

ue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Fund had experienced relatively favorable investment performance with its Class A shares performing in the second quintile over recently completed one- and five-year periods and in the fourth quintile over the recently completed three-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including, among others, private accounts or pools managed by EIMC. The Trustees considered information regarding the fees paid to EIMC by other clients, including mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund’s gross return, was lower than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds

ADDITIONAL INFORMATION (unaudited) continued

to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564345 rv3 12/2005

Evergreen Precious Metals Fund

Evergreen

PRECIOUS METALS FUND

Annual Report
as of October 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Precious Metals Fund, which covers the twelve-month period ended October 31, 2005.

During the past year, the financial markets were presented with a variety of challenges. Questions about the sustainability of economic growth, tighter monetary policy, surging energy prices, the terrorist bombings in London and credit downgrades in the auto sector at times all weighed heavily on market sentiment. If all that wasn’t enough to sufficiently rattle investors, hurricanes devastated the gulf region. It is in times such as these when the importance of proper asset allocation cannot be overstated, and we continue to recommend exposure to the global markets. By including an international component, such as those funds available in Evergreen International Trust, we believe investors will be able to minimize volatility while contributing to the performance of their long-term, diversified portfolios.

The investment period began with a trend for slower growth in the U.S. rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth more normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in early autumn.

Having already anticipated the potential for rising inflation, the Federal Reserve maintained its “measured removal of policy

1

LETTER TO SHAREHOLDERS continued

accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often confused the markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Indeed, even as the yield curve continued to flatten, we concluded that long-term pricing pressures, despite energy, were insufficient to halt the expansion. As a result, we continued to view monetary policy as one of less stimulation, rather than more restriction, for the U.S. economy.

While the major domestic market indexes often struggled to find their footing, many international markets performed well over the past year, and our portfolio teams worked diligently to identify the best opportunities for our investors. The theme for global growth resonated in Evergreen Emerging Markets Growth Fund, as an emphasis on energy and materials contributed positively to the portfolio, and the managers for Evergreen Global Large Cap Equity Fund employed a similar strategy over the past twelve months. Country-specific themes played a significant role in Evergreen Global Opportunities Fund, as investments in Japan and the Netherlands proved beneficial. Japan’s overweight position was also evident in the performance of Evergreen International Equity Fund. Excess global liquidity and the heightened fears of terror increased demand for gold and the portfolio managers of Evergreen Precious Metals Fund attempted to position the portfolio accordingly. Finally, the investment managers of Evergreen International Bond Fund focused their efforts on identifying markets with little interest rate risk that offered attractive yields, and exposure to the United Kingdom, South Africa, Sweden, Mexico, Canada helped drive performance.

We encourage long-term investors to diversify globally, in an attempt to pursue improved growth prospects while attempting to minimize overall portfolio risk.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestment.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of investment strategy change:

Effective August 1, 2005, the Fund’s investment strategy was amended to include the following changes:

The 80% portion of the Fund which normally invests in equity securities of precious metals related companies may also include (i) debt securities linked to precious metals and (ii) wholly owned subsidiaries that invest directly or indirectly in precious metals and minerals. The aggregate of investment in debt securities linked to precious metals and in subsidiaries may not exceed 25% of the fund’s total assets at the time of purchase.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• S. Joseph Wickwire, II, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978
	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

Average annual return*

1-year with sales charge	1.18%	1.58%	5.62%	N/A

1-year w/o sales charge	7.36%	6.58%	6.62%	7.70%

5-year	32.55%	33.01%	33.14%	34.46%

10-year	6.61%	6.62%	6.61%	7.24%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares, versus a similar investment in the Financial Times Stock Exchange Gold Mines Index (FTSE Gold Mines), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The FTSE Gold Mines and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 7.36% for the twelve-month period ended October 31, 2005, excluding any applicable sales charges. During the same period, the Financial Times Stock Exchange Gold Mines Index (FTSE Gold Mines) returned 0.44% and the Standard & Poor’s 500 Index (S&P 500) returned 8.72%.

The fund seeks long-term capital growth and protection of purchasing power of capital. Obtaining current income is a secondary objective.

The fund outperformed its benchmark, FTSE Gold Mines as well as the median of its peer group in Lipper’s Gold-Oriented Funds category. Performance was helped by our positioning of the fund’s portfolio to benefit from rising precious metals prices. The main benefit to the fund was from the gold equities. We increased our positions in gold equities in April and May of 2005, when gold stock prices were bottoming after a significant correction that began in December of 2004. This enabled the fund to participate in the substantial rally during the second and third quarters. The key dynamic for the gold equities has been gold’s upward price movement in most global currencies. The gold price has been driven upward by macroeconomic concerns as well as increased jewelry and investment demand. Based on these factors, in September, the gold price broke through last December’s 16-year high of $457.

Consistent with historical behavior, the price of gold and the value of the U.S. dollar tended to move in opposite directions. This happened from December 2004 until May 2005, as the dollar strengthened and gold price declined. In May, this trend was broken as the French and Dutch voted against the European constitution. This event brought into question the viability of the euro as an alternative reserve currency to the dollar. As the euro weakened versus the dollar, gold and the gold stocks began moving upward. Most importantly, the price of gold began moving up in most currencies. The market began to restore gold’s historical status as a reserve currency. As an asset class, gold gained further support from increased investment demand.

The fund’s ability to be a diversified precious metals fund helped support the fund’s performance. During the year, the top contributors to performance represented stocks of companies spanning the universe in which we invest. First Quantum, a growing Canadian-based copper mining company with its key assets in the Zambian copper belt, was a major contributor to performance, as was Freeport-McMoran Copper and Gold, a U.S. company whose Grasberg mine in Indonesia is the world’s largest copper-and gold-producing mine. Two Canadian companies, Wheaton River Minerals and Goldcorp, merged in April to become the lowest cost million ounce gold producer in the world. Our investment in both of these companies helped fund results. Another strong contributor was our position in Impala Platinum, a South African company, which is the world’s second largest producer of platinum.

Despite our strong performance, there were some disappointments in the portfolio. Two such investments were Canadian-based companies, Minefinders and Golden Star. Both investments detracted from performance as the companies failed to meet expectations.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations. The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors. The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,256.45	$ 7.51
Class B	$ 1,000.00	$ 1,252.00	$ 11.47
Class C	$ 1,000.00	$ 1,252.28	$ 11.47
Class I	$ 1,000.00	$ 1,258.61	$ 5.81
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.55	$ 6.72
Class B	$ 1,000.00	$ 1,015.02	$ 10.26
Class C	$ 1,000.00	$ 1,015.02	$ 10.26
Class I	$ 1,000.00	$ 1,020.06	$ 5.19

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.32% for Class A, 2.02% for Class B, 2.02% for Class C and 1.02% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 33.54	$ 32.12	$ 17.32	$ 12.38	$ 8.74

Income from investment operations
Net investment income (loss)	(0.18)	(0.26)[1]	(0.14)[1]	(0.04)[1]	0.15[1]
Net realized and unrealized gains or losses on investments	2.65	2.60	15.12	5.13	3.53

Total from investment operations	2.47	2.34	14.98	5.09	3.68

Distributions to shareholders from
Net investment income	0	(0.92)	(0.18)	(0.15)	(0.04)

Net asset value, end of period	$ 36.01	$ 33.54	$ 32.12	$ 17.32	$ 12.38

Total return[2]	7.36%	7.35%	87.03%	41.63%	42.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$213,089	$203,168	$176,785	$87,373	$57,028
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.30%	1.30%	1.44%	1.61%	1.92%
Expenses excluding waivers/reimbursements and expense reductions	1.30%	1.30%	1.44%	1.61%	1.92%
Net investment income (loss)	(0.55%)	(0.83%)	(0.62%)	(0.26%)	1.50%
Portfolio turnover rate	34%	93%	129%	36%	23%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 32.35	$ 31.00	$ 16.76	$ 12.05	$ 8.56

Income from investment operations
Net investment income (loss)	(0.39)[1]	(0.46)[1]	(0.28)[1]	(0.15)[1]	0.06[1]
Net realized and unrealized gains or losses on investments	2.52	2.50	14.60	4.99	3.45

Total from investment operations	2.13	2.04	14.32	4.84	3.51

Distributions to shareholders from
Net investment income	0	(0.69)	(0.08)	(0.13)	(0.02)

Net asset value, end of period	$ 34.48	$ 32.35	$ 31.00	$ 16.76	$ 12.05

Total return[2]	6.58%	6.62%	85.65%	40.54%	41.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$42,905	$45,718	$40,385	$24,389	$10,039
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%	2.00%	2.16%	2.35%	2.67%
Expenses excluding waivers/reimbursements and expense reductions	2.00%	2.00%	2.16%	2.35%	2.67%
Net investment income (loss)	(1.25%)	(1.53%)	(1.32%)	(0.93%)	0.63%
Portfolio turnover rate	34%	93%	129%	36%	23%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 32.17	$ 30.93	$ 16.74	$ 12.04	$ 8.55

Income from investment operations
Net investment income (loss)	(0.39)[1]	(0.46)[1]	(0.29)[1]	(0.13)[1]	0.04[1]
Net realized and unrealized gains or losses on investments	2.52	2.48	14.58	4.96	3.47

Total from investment operations	2.13	2.02	14.29	4.83	3.51

Distributions to shareholders from
Net investment income	0	(0.78)	(0.10)	(0.13)	(0.02)

Net asset value, end of period	$ 34.30	$ 32.17	$ 30.93	$ 16.74	$12.04

Total return[2]	6.62%	6.56%	85.72%	40.49%	41.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$103,878	$99,082	$71,188	$17,543	$1,634
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%	2.01%	2.15%	2.33%	2.63%
Expenses excluding waivers/reimbursements and expense reductions	2.00%	2.01%	2.15%	2.33%	2.63%
Net investment income (loss)	(1.25%)	(1.53%)	(1.33%)	(0.73%)	0.41%
Portfolio turnover rate	34%	93%	129%	36%	23%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$33.26	$31.83	$17.16	$12.24	$ 8.63

Income from investment operations
Net investment income (loss)	(0.08)	(0.16)[2]	(0.08)[2]	0.03[2]	0.30[2]
Net realized and unrealized gains or losses on investments	2.64	2.57	14.97	5.05	3.35

Total from investment operations	2.56	2.41	14.89	5.08	3.65

Distributions to shareholders from
Net investment income	0	(0.98)	(0.22)	(0.16)	(0.04)

Net asset value, end of period	$35.82	$33.26	$31.83	$17.16	$12.24

Total return	7.70%	7.64%	87.44%	42.02%	42.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,817	$2,786	$1,595	$ 403	$ 23
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%	1.01%	1.15%	1.34%	1.51%
Expenses excluding waivers/reimbursements and expense reductions	1.00%	1.01%	1.15%	1.34%	1.51%
Net investment income (loss)	(0.25%)	(0.54%)	(0.35%)	0.19%	2.47%
Portfolio turnover rate	34%	93%	129%	36%	23%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2005

	Country	Shares	Value

COMMON STOCKS 92.0%
MATERIALS 92.0%
Metals & Mining 92.0%
Agnico-Eagle Mines, Ltd.	Canada	338,577	$4,624,962
Agnico-Eagle Mines, Ltd. - Canadian Exchange	Canada	173,700	2,382,171
Alamos Gold, Inc.	Canada	251,900	972,414
Amerigo Resources, Ltd. *	Canada	180,400	285,586
Anglo American Platinum Corp.	South Africa	21,171	1,222,782
AngloGold Ashanti, Ltd.	South Africa	82,994	3,256,505
AngloGold Ashanti, Ltd., ADR	South Africa	352,371	13,777,706
Barrick Gold Corp.	Canada	746,798	18,856,649
Bema Gold Corp. *	Canada	1,341,500	3,372,914
Bema Gold Corp., ADR *	Canada	1,044,400	2,625,920
Cambior, Inc. *	Canada	1,257,500	2,246,201
Compania de Minas Buenaventura SA, ADR	Peru	292,601	7,540,328
Desert Sun Mining Corp.	Canada	675,000	1,297,143
Eldorado Gold Corp. *	Canada	3,686,700	11,266,867
First Quantum Minerals, Ltd. *	Canada	254,200	5,960,923
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	230,111	11,372,086
Gabriel Resources, Ltd. *	Canada	480,240	955,398
Gammon Lakes Resources, Inc. *	Canada	681,000	5,292,343
Glamis Gold, Ltd. *	Canada	819,640	17,392,761
Gold Fields, Ltd.	South Africa	138,663	1,844,751
Gold Fields, Ltd., ADR	South Africa	1,357,667	17,921,204
Goldcorp, Inc., Class A	Canada	673,950	13,556,023
Golden Star Resources, Ltd. *	Canada	1,121,204	2,791,798
Guinor Gold Corp. *	Canada	300	353
Guinor Gold Corp., ADR	Canada	1,900,000	2,235,767
Harmony Gold Mining Co., Ltd., ADR *	South Africa	1,032,022	10,784,630
Highland Gold Mining, Ltd., ADR	Canada	37,498	148,916
IAMGOLD Corp.	Canada	1,277,000	8,810,624
Impala Platinum Holdings, Ltd.	South Africa	70,835	7,721,560
Ivanhoe Mines, Ltd. *	Canada	279,400	2,095,648
Ivanhoe Mines, Ltd., ADR *	Canada	520,000	3,900,275
MMC Norilsk Nickel Group, ADR	Russia	12,190	895,965
Kinross Gold Corp. *	Canada	105,542	736,683
Kinross Gold Corp. - Canadian Exchange *	Canada	1,982,350	13,777,857
Lihir Gold, Ltd. *	Papua New Guinea	5,676,316	7,292,733
Lonmin plc	United Kingdom	95,668	2,208,840
Meridian Gold, Inc. *	Canada	740,462	13,905,876
Meridian Gold, Inc. - Canadian Exchange *	Canada	303,300	5,687,276
Minefinders Corp., Ltd. *	Canada	1,043,500	5,194,311
Miramar Mining Corp. *	Canada	2,311,600	2,935,365
Newcrest Mining, Ltd.	Australia	1,445,825	19,737,826
Newmont Mining Corp.	United States	512,781	21,844,471
Northern Orion Resources, Inc. *	Canada	1,060,600	2,639,716
Northgate Exploration, Ltd. *	Canada	1,234,900	1,599,490
Novagold Resources, Inc. *	Canada	404,000	3,348,284

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Novagold Resources, Inc., ADR *	Canada	210,000	$1,740,444
Orezone Resources, Inc. *	Canada	777,700	1,303,573
Placer Dome, Inc.	Canada	273,000	5,374,170
Placer Dome, Inc. – Canadian Exchange	Canada	897,487	17,725,606
Randgold Resources, Ltd., ADR	Channel Islands	883,374	12,031,554
Silver Wheaton Corp.	Canada	350,000	1,567,407
Sino Gold, Ltd.	Australia	796,733	1,495,044
St. Jude Resources, Ltd. *	Canada	642,700	1,099,051
Yamana Gold, Inc. *	Canada	817,300	3,044,334

Total Common Stocks (cost $255,776,044)			333,699,084

WARRANTS 2.4%
MATERIALS 2.4%
Metals & Mining 2.4%
Gabriel Resources, Ltd., expiring 3/31/2007 *	Canada	42,770	25,345
Goldcorp, Inc., expiring 5/30/2007 *	Canada	2,300,000	8,316,614
Nevsun Resources, Ltd., expiring 12/19/2008 *	Canada	100,000	16,290
Silver Wheaton Corp., expiring 8/5/2009 *	Canada	875,000	370,370
SouthernEra Resources, Ltd., expiring 11/17/2008 *	Canada	800,000	38,942
St. Jude Resources, Ltd., expiring 11/20/2008 *	Canada	600,000	115,285

Total Warrants (cost $1,337,129)			8,882,846

		Principal
	Country	Amount	Value

YANKEE OBLIGATIONS-CORPORATE 3.4%
MATERIALS 3.4%
Metals & Mining 3.4%
Gold Bullion Securities, Ltd. * (n) (cost $12,231,933)	United Kingdom	$26,578,400	12,322,587

	Country	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional U.S. Government Money Market
Fund ø (cost $8,992,027)	United States	8,992,027	8,992,027

Total Investments (cost $278,337,133) 100.3%			363,896,544
Other Assets and Liabilities (0.3%)			(1,207,952)

Net Assets 100.0%			$362,688,592

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2005

*	Non-income producing security
(n)	Security issued in zero coupon form with no periodic interest payments.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of October 31, 2005:

Canada		58.9%
South Africa		16.5%
United States		9.7%
Australia		6.2%
Channel Islands		3.5%
Peru		2.2%
Papua New Guinea		2.1%
United Kingdom		0.6%
Russia		0.3%

		100.0%

The following table shows portfolio composition as a percent of long-term investments as of October 31, 2005:

Common Stocks		94.0%
Yankee Obligations-Corporate		3.5%
Warrants		2.5%

		100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

Assets
Investments in securities, at value (cost $269,345,106)	$354,904,517
Investments in affiliated money market fund, at value (cost $8,992,027)	8,992,027

Total investments	363,896,544
Receivable for securities sold	5,821,089
Receivable for Fund shares sold	1,633,686
Dividends receivable	87,774
Prepaid expenses and other assets	67,893

Total assets	371,506,986

Liabilities
Payable for securities purchased	8,538,430
Payable for Fund shares redeemed	203,360
Advisory fee payable	5,084
Distribution Plan expenses payable	5,747
Due to other related parties	1,490
Accrued expenses and other liabilities	64,283

Total liabilities	8,818,394

Net assets	$362,688,592

Net assets represented by
Paid-in capital	$284,489,831
Undistributed net investment income	2,342,695
Accumulated net realized losses on investments	(9,692,530)
Net unrealized gains on investments	85,548,596

Total net assets	$362,688,592

Net assets consists of
Class A	$213,089,080
Class B	42,905,175
Class C	103,877,806
Class I	2,816,531

Total net assets	$362,688,592

Shares outstanding (unlimited number of shares authorized)
Class A	5,917,277
Class B	1,244,319
Class C	3,028,553
Class I	78,640

Net asset value per share
Class A	$36.01
Class A — Offering price (based on sales charge of 5.75%)	$38.21
Class B	$34.48
Class C	$34.30
Class I	$35.82

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended October 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $128,793)	$2,300,174
Income from affiliate	186,336

Total investment income	2,486,510

Expenses
Advisory fee	1,736,228
Distribution Plan expenses
Class A	585,087
Class B	411,341
Class C	933,164
Administrative services fee	330,778
Transfer agent fees	701,787
Trustees’ fees and expenses	5,293
Printing and postage expenses	54,511
Custodian and accounting fees	327,211
Registration and filing fees	65,330
Professional fees	90,496
Interest expense	1,480
Other	8,831

Total expenses	5,251,537
Less: Expense reductions	(4,533)
Expense reimbursements	(63)

Net expenses	5,246,941

Net investment loss	(2,760,431)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	9,717,832
Foreign currency related transactions	(41,654)

Net realized gains on investments	9,676,178
Net change in unrealized gains or losses on investments	14,127,637

Net realized and unrealized gains or losses on investments	23,803,815

Net increase in net assets resulting from operations	$21,043,384

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2005		2004

Operations
Net investment loss		$(2,760,431)		$(3,553,046)
Net realized gains on investments		9,676,178		50,443,624
Net change in unrealized gains or losses
on investments		14,127,637		(26,530,715)

Net increase in net assets resulting from
operations		21,043,384		20,359,863

Distributions to shareholders from
Net investment income
Class A		0		(5,414,305)
Class B		0		(955,641)
Class C		0		(2,110,647)
Class I		0		(51,499)

Total distributions to shareholders		0		(8,532,092)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,354,641	45,679,135	2,472,819	78,846,438
Class B	298,585	9,555,927	684,831	21,415,803
Class C	768,485	24,685,349	1,911,689	60,184,792
Class I	23,190	790,595	79,346	2,519,119

		80,711,006		162,966,152

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	134,210	4,419,514
Class B	0	0	23,154	739,781
Class C	0	0	49,744	1,580,874
Class I	0	0	1,544	50,282

		0		6,790,451

Automatic conversion of Class B shares
to Class A shares
Class A	50,283	1,640,454	12,240	362,015
Class B	(52,311)	(1,640,454)	(12,661)	(362,015)

		0		0

Payment for shares redeemed
Class A	(1,544,443)	(50,703,193)	(2,066,119)	(65,374,977)
Class B	(415,340)	(12,861,537)	(584,508)	(17,753,596)
Class C	(819,807)	(25,319,429)	(1,183,363)	(36,204,816)
Class I	(28,327)	(936,629)	(47,217)	(1,448,643)

		(89,820,788)		(120,782,032)

Net increase (decrease) in net assets
resulting from capital share
transactions		(9,109,782)		48,974,571

Total increase in net assets		11,933,602		60,802,342
Net assets
Beginning of period		350,754,990		289,952,648

End of period		$362,688,592		$350,754,990

Undistributed (overdistributed) net
investment income (loss)		$2,342,695		$(4,201)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Precious Metals Fund (the “Fund”) is a non-diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

17

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to passive foreign investment companies. During the year ended October 31, 2005, the following amounts were reclassified:

Paid-in capital	$141
Undistributed net investment income	5,107,327
Accumulated net realized losses on investments	(5,107,468)

18

NOTES TO FINANCIAL STATEMENTS continued

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2005, EIMC reimbursed other expenses in the amount of $63.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2005, EIS received $79,654 from the sale of Class A shares and $128,210 and $35,170 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $111,758,883 and $129,600,784, respectively, for the year ended October 31, 2005.

19

NOTES TO FINANCIAL STATEMENTS continued

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $286,570,562. The gross unrealized appreciation and depreciation on securities based on tax cost was $88,213,681 and $10,887,699, respectively, with a net unrealized appreciation of $77,325,982.

As of October 31, 2005, the Fund had $1,459,101 in capital loss carryovers for federal income tax purposes expiring in 2008.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$ 2,338,198	$ 77,319,664	$ 1,459,101

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as

20

NOTES TO FINANCIAL STATEMENTS continued

permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended October 31, 2005, the Fund had average borrowings outstanding of $41,445 at an average rate of 3.57% and paid interest of $1,480.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account.

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT DISTRIBUTIONS

On December 15, 2005, the Fund declared distributions from net investment income to share holders of record on December 14, 2005. The per share amounts payable on December 16, 2005 are as follows:

Net
Investment
Income

Class A	$ 0.3172
Class B	0.0748
Class C	0.0920
Class I	0.4131

These distributions are not reflected in the accompanying financial statements.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Precious Metals Fund, a series of Evergreen International Trust, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Precious Metals Fund, as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2005

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

24

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

25

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had performed in the top quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to

26

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former
Treasurer	Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

564346 rv3 12/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564346 rv3 12/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 5 series of the Registrant’s annual financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$120,996	$112,008
fees
Audit-related fees	0	0

Audit and audit-related fees	120,996	112,008
Tax fees (1)	0	2,458
All other fees	0	0

Total fees	$120,996	$114,466

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds

Evergreen Income Advantage Fund Evergreen Managed Income Fund Evergreen Utilities and High Income Fund Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: October 28, 2005